UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust
BIF Arizona Municipal Money Fund
BIF California Municipal Money Fund
BIF Connecticut Municipal Money Fund
BIF Florida Municipal Money Fund
BIF Massachusetts Municipal Money Fund
BIF Michigan Municipal Money Fund
BIF New Jersey Municipal Money Fund
BIF New York Municipal Money Fund
BIF North Carolina Municipal Money Fund
BIF Ohio Municipal Money Fund
BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State
Municipal Series Trust, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2011

Date of reporting period: 12/31/2010

Item 1 – Schedule of Investments

BIF Arizona Municipal Money Fund
Schedule of Investments December 31, 2010 (Unaudited) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 88.4%
Ak-Chin Indian Community, RB, VRDN
(Bank of America NA LOC), 0.41%,
1/07/11 (a)	$ 1,400	$1,400,000
Arizona Health Facilities Authority, BB&T
Municipal Trust, RB, FLOATS, VRDN,
Series 2003 (Branch Banking & Trust
Liquidity Facility), 0.36%,
1/07/11 (a)(b)	600	600,000
Arizona Health Facilities Authority, RB,
FLOATS, VRDN, Series 1782 (Morgan
Stanley Municipal Funding SBPA),
0.34%, 1/07/11 (a)(b)	300	300,000
Arizona Health Facilities Authority,
Refunding RB, VRDN, Banner Health,
Series C (ScotiaBank LOC), 0.32%,
1/07/11 (a)	360	360,000
Arizona State University, Refunding RB,
VRDN, Series B (Lloyds TSB Bank Plc
LOC), 0.27%, 1/07/11 (a)	930	930,000
Casa Grande IDA Arizona, RB, VRDN,
Price Companies Inc. Project, Series A,
AMT (Bank of America NA LOC),
0.50%, 1/07/11 (a)	605	605,000
Chandler IDA, Deutsche Bank
SPEARS/LIFERS Trust, RB, SPEARS,
VRDN, Series DBE-150, AMT
(Deutsche Bank AG Guaranty
Agreement), 0.36%, 1/07/11 (a)(b)	800	800,000
City of Phoenix Arizona, BB&T Municipal
Trust, GO, FLOATS, VRDN, Series
2012, 0.33%, 1/07/11 (a)(b)	750	750,000
City of Tempe Arizona, RB, VRDN (Royal
Bank of Canada SBPA), 0.32%,
1/07/11 (a)	880	880,000
Maricopa County IDA Arizona, Refunding
RB, VRDN, AMT (Fannie Mae Credit
Support) (a):
San Martin Apartments Project,
Series A-1, 0.33%, 1/07/11	1,400	1,400,000
Villas Solanas Apartments, Series A,
0.35%, 1/07/11	400	400,000
Phoenix IDA, Refunding RB, VRDN, Del
Mar Terrace, Series A (Freddie Mac
Insurance, Freddie Mac Liquidity
Facility), 0.32%, 1/07/11 (a)	500	500,000
Phoenix IDA Arizona, RB, VRDN, AMT (a):
CenterTree, Series A (East West
Bank LOC, Federal Home Loan
Bank LOC), 0.35%, 1/07/11	1,200	1,200,000

	Par
Municipal Bonds	(000)	Value
Arizona (concluded)
Phoenix IDA Arizona, RB, VRDN,
AMT (a) (concluded):
Leggett & Platt Inc. Project (Wells
Fargo Bank NA LOC), 0.55%,
1/07/11	$ 5,170	$ 5,170,000
Swift Aviation Services Inc. Project
(US Bank NA LOC), 0.37%, 1/03/11	1,200	1,200,000
Pima County IDA, Refunding HRB,
VRDN, Eastside Apartments, Series B,
AMT (Fannie Mae Credit Support),
0.38%, 1/07/11 (a)	1,040	1,040,000
Salt River Project Agricultural
Improvement & Power District, RB,
VRDN, Eagle Tax-Exempt Trust, Series
2006-0141, Class A (Citibank NA
Liquidity Facility), 0.34%,
1/07/11 (a)(b)	2,500	2,500,000
Scottsdale IDA Arizona, RB, VRDN,
Limited Obligation, Notre Dame
School, Series A (Bank One NA LOC),
0.33%, 1/07/11 (a)	208	208,000
Tempe IDA, RB, VRDN, ASUF Brickyard
Project, Series A (Bank of America NA
LOC), 0.42%, 1/07/11 (a)	1,270	1,270,000
Tucson IDA, RB, VRDN (Bank One
Arizona NA LOC) (a):
Fluoresco Old Nogales Project, AMT,
0.73%, 1/07/11	1,875	1,875,000
United Way Capital Corp. Project,
0.53%, 1/07/11	2,700	2,700,000
Yavapai County IDA Arizona, Refunding
RB, VRDN, Yavapai Regional Medical
Center, Series A (UBS AG LOC), 0.34%,
1/07/11 (a)	1,200	1,200,000
27,288,000
Puerto Rico — 9.7%
Puerto Rico Highway & Transportation
Authority, Refunding RB, FLOATS,
VRDN, Series PT-3677 (Dexia Credit
Local Guarantee Agreement and
Liquidity Facility), 0.47%,
1/07/11 (a)(b) 2,990 2,990,000
Total Investments
(Cost - $30,278,000*) – 98.1%		30,278,000
Other Assets Less Liabilities – 1.9%		580,836
Net Assets – 100.0%		$30,858,836
* Cost for federal income tax purposes.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)	LOC	Letter of Credit
FLOATS	Floating Rate Securities	RB	Revenue Bonds
GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
HRB	Housing Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes
LIFERS	Long Inverse Floating Exempt Receipts

BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010 1

 BIF Arizona Municipal Money Fund

Schedule of Investments (concluded)

(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal Bonds[1]	—	$ 30,278,000	—	$ 30,278,000
Total	—	$30,278,000	—	$ 30,278,000
[1] See above Schedule of Investments for values in the state or political subdivision.

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010

BIF California Municipal Money Fund
Schedule of Investments December 31, 2010 (Unaudited) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 96.0%
ABAG Finance Authority for Nonprofit
Corps, RB, VRDN, Acacia Creek at
Union Project, Series A (Masonic
Homes of California Guaranty
Agreement, Bank of America NA
SBPA), 0.32%, 1/03/11 (a)	$ 59,600	$ 59,600,000
Bay Area Toll Authority, RB, VRDN,
San Francisco Bay Area Toll Bridge,
Series C2 (Morgan Stanley Bank LOC),
0.30%, 1/07/11 (a)	15,300	15,300,000
California Alternative Energy Source
Financing Authority, RB, VRDN, GE
Capital Corp., Arroyo, Series B, AMT,
0.32%, 1/07/11 (a)	21,180	21,180,000
California Education Notes Program, RB,
Series A, 2.00%, 7/01/11	13,300	13,394,936
California Educational Facilities
Authority, TECP, 0.40%, 3/23/11	11,400	11,400,000
California HFA, RB, VRDN, Home
Mortgage:
Series B, AMT (Fannie Mae LOC,
Freddie Mac LOC), 0.30%,
1/07/11 (a)	8,000	8,000,000
Series X2, AMT (Fannie Mae LOC,
Freddie Mac LOC), 0.33%,
1/07/11 (a)	3,400	3,400,000
California HFA, Refunding RB, VRDN,
Home Mortgage, Series D, AMT
(Fannie Mae Liquidity Facility, Freddie
Mac Liquidity Facility), 0.33%,
1/07/11 (a)	35,000	35,000,000
California Health Facilities Financing
Authority, RB, VRDN, Hospital,
Adventist Health System, Series A
(Wells Fargo Bank LOC), 0.22%,
1/03/11 (a)	12,890	12,890,000

	Par
Municipal Bonds	(000)	Value
California (continued)
California Infrastructure & Economic
Development Bank, Refunding RB,
VRDN (a):
Pacific Gas and Electric, Series D (Wells
Fargo Bank NA LOC), 0.22%, 1/03/11	$ 20,105	$20,105,000
Rand Corp., Series B (Bank of America
NA LOC), 0.31%, 1/03/11	8,800	8,800,000
California Pollution Control Financing
Authority, RB, VRDN, AMT (a):
Burrtec Waste Group, Series A (US Bank
NA LOC), 0.34%, 1/07/11	8,380	8,380,000
EDCO Disposal Corp. Project, Series A
(Wells Fargo Bank NA LOC), 0.34%,
1/07/11	7,315	7,315,000
South Tahoe Refuse Project, Series A
(Union Bank of California LOC), 0.39%,
1/07/11	4,970	4,970,000
California Pollution Control Financing Authority,
Refunding RB, VRDN, Pacific Gas & Electric,
Series B, AMT (JPMorgan Chase & Co. LOC),
0.28%, 1/03/11 (a)	19,200	19,200,000
California Rural Home Mortgage Finance
Authority Homebuyers Fund, Refunding RB,
VRDN, Draw Down, Mandatory Put Bonds,
AMT (Royal Bank of Canada LOC) 0.51%,
1/03/11 (a)	7,246	7,246,300
California Rural Home Mortgage Finance
Authority, Refunding RB, ROCS, VRDN, Series
II-R-11647, AMT (Fannie Mae, Freddie Mac,
Ginnie Mae and Citibank NA Liquidity Facility),
0.40%, 1/07/11 (a)(b)(c)	2,685	2,685,000
California School Cash Reserve Program
Authority, RB :
Senior Series A, 2.00%, 3/01/11	7,960	7,976,294
Senior Series B, 2.00%, 6/01/11	10,855	10,912,197
Series C, 2.00%, 3/01/11	4,700	4,710,781
Series D, 2.00%, 3/01/11	9,500	9,519,446

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	LOC	Letter of Credit
AGM	Assured Guaranty Municipal Corp.	MSTR	Municipal Securities Trust Receipts
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	PUTTERS	Puttable Tax-Exempt Receipts
BHAC	Berkshire Hathaway Assurance Corp.	RB	Revenue Bonds
COP	Certificates of Participation	ROCS	Reset Option Certificates
FLOATS	Floating Rate Securities	SBPA	Stand-by Bond Purchase Agreement
GO	General Obligation Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
HFA	Housing Finance Agency	TAN	Tax Anticipation Notes
HRB	Housing Revenue Bonds	TECP	Tax-Exempt Commercial Paper
IDA	Industrial Development Authority	TRAN	Tax Revenue Anticipation Notes
LIFERS	Long Inverse Floating Exempt Receipts	VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010 1

BIF California Municipal Money Fund
Schedule of Investments(continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
California School Cash Reserve Program
Authority, RB (concluded) :
Series F, 2.00%, 6/01/11	$ 5,200	$5,229,021
Series I, 2.50%, 2/01/11	6,985	6,995,537
California State Department of Veterans
Affairs, RB, ROCS, VRDN,
Series II-R-11444, AMT (Citibank NA
LLC), 0.39%, 1/07/11 (a)(b)	8,605	8,605,000
California State Department of Water
Resources, RB, VRDN, Series C-13
(AGM Insurance, Dexia Credit Local
SBPA), 0.33%, 1/07/11 (a)	10,450	10,450,000
California State Enterprise Development
Authority, RB, VRDN, Evapco Project,
AMT (Manufacturers & Traders LOC),
0.42%, 1/07/11 (a)	5,775	5,775,000
California Statewide Communities
Development Authority, HRB, VRDN,
AMT (Fannie Mae) (a):
2nd Street Senior Apartments,
Series TT, 0.35%, 1/07/11	2,255	2,255,000
Greentree Senior Apartments
Project, Series P, 0.35%, 1/07/11	7,350	7,350,000
Hallmark House Apartments,
Series ZZ, 0.33%, 1/07/11	6,420	6,420,000
Oakmont of Alameda, Series WW,
0.32%, 1/07/11	12,680	12,680,000
California Statewide Communities
Development Authority, RB:
Butte County, Series A-1, 2.00%,
6/30/11	4,570	4,601,973
VRDN, PUTTERS, Series 1358, AMT
(JPMorgan Chase & Co. LOC),
0.39%, 1/07/11 (a)(b)	27,420	27,420,000
VRDN, Series A (AGC Insurance,
Wells Fargo Bank NA SBPA), 0.34%,
1/07/11 (a)	18,400	18,400,000
VRDN, Series J, 0.30%, 1/07/11 (a)	5,000	5,000,000
VRDN, Westgate Pasadena
Apartments, Series G, AMT (Bank of
America NA LOC), 0.34%,
1/07/11 (a)	15,700	15,700,000
California Statewide Communities
Development Authority,
Refunding RB (a):
FLOATS, VRDN, Series 2635 (BHAC,
Morgan Stanley Municipal Funding
Guarantee Agreement and Liquidity
Facility), 0.34%, 1/07/11 (b)	3,700	3,700,000
PUTTERS, VRDN, Series 2680
(JPMorgan Chase Bank LOC),
0.44%, 1/07/11 (b)	16,700	16,700,000
VRDN, Retirement Housing
Foundation (KBC Bank NV LOC),
0.32%, 1/07/11	25,860	25,860,000
City of Big Bear Lake California, RB,
Southwest Gas Corp. Project, Series A,
AMT (KBC Bank NV LOC), 0.33%,
1/07/11 (a)	5,400	5,400,000

	Par
Municipal Bonds	(000)	Value
California (continued)
City of Carlsbad California, RB, VRDN,
The Greens Apartments, Series A,
AMT (Citibank NA LOC), 0.38%,
1/07/11 (a)	$ 13,815	$ 13,815,000
City of Fremont California, COP, VRDN,
Refinancing Capital (US Bank NA
LOC), 0.33%, 1/07/11 (a)	8,000	8,000,000
City of Loma Linda California, Refunding
HRB, VRDN, Loma Linda Springs, AMT
(Fannie Mae), 0.35%, 1/07/11 (a)	19,430	19,430,000
City of Long Beach California, GO, TRAN,
2.00%, 9/30/11	6,255	6,330,482
City of Los Angeles California, GO, TRAN,
2.00%, 4/21/11	3,800	3,816,093
City of San Jose California, Deutsche
Bank SPEARS/LIFERS Trust,
Refunding RB, SPEARS, VRDN, AMT
(AMBAC) (a)(b):
Series DB-480, 0.34%, 1/07/11	9,880	9,880,000
Series DB-484, 0.34%, 1/07/11	20,850	20,850,000
Series DBE-544, 0.34%, 1/07/11	8,930	8,930,000
City of San Jose California, RB, VRDN,
Carlton, Series A, AMT (Fannie Mae),
0.35%, 1/07/11 (a)	12,000	12,000,000
City of San Jose California, Refunding
RB, VRDN, Almaden Lake Village
Apartment, Series A, AMT (Fannie
Mae), 0.43%, 1/07/11 (a)	2,000	2,000,000
City of Santa Rosa California, RB, VRDN,
Crossings at Santa Rosa, Series A,
AMT (Citibank NA LOC), 0.34%,
1/07/11 (a)	2,040	2,040,000
Compton Unified School District
California, RB, Series D-1, 2.00%,
6/30/11	3,000	3,021,531
County of Contra Costa California, RB,
VRDN, Pleasant Hill Bart Transit,
Series A, AMT (Bank of America NA
LOC), 0.33%, 1/07/11 (a)	31,200	31,200,000
County of Los Angeles California, RB,
ROCS, VRDN, Series II-R-13101CE
(Citibank NA Liquidity Facility), 0.36%,
1/07/11 (a)(b)(c)	18,400	18,400,000
County of Riverside California, GO,
TRAN:
Series A, 2.00%, 3/31/11	7,300	7,328,229
Series B, 2.00%, 6/30/11	12,200	12,287,236
County of Sacramento California,
Deutsche Bank SPEARS/LIFERS Trust,
RB, SPEARS, VRDN, Series DB-646,
AMT, 0.34%, 1/07/11 (a)(b)	46,140	46,140,000
East Bay Municipal Utility District,
Refunding RB, VRDN (a):
Series A-1, Mandatory Put Bonds,
0.37%, 1/07/11	11,875	11,875,000
Sub-Series B (AGM Insurance, Dexia
Credit Local SBPA), 0.33%, 1/07/11	9,960	9,960,000
East Bay Municipal Utility District, TECP :
0.38%, 1/12/11	16,200	16,200,000
0.40%, 2/10/11	15,100	15,100,000
0.40%, 3/03/11	22,300	22,300,000

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010

BIF California Municipal Money Fund
Schedule of Investments(continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
East Bay Water Utility District, TECP :
0.35%, 1/11/11	$ 13,500	$ 13,500,000
0.45%, 1/11/11	20,400	20,400,000
El Dorado Irrigation District & El Dorado
Water Agency California, COP,
Refunding, VRDN, Series A (Dexia
Credit Local LOC), 0.32%, 1/07/11 (a)	25,900	25,900,000
Golden State Tobacco Securitization
Corp. California, Refunding RB,
FLOATS, VRDN, Series 2040 (Morgan
Stanley Municipal Funding Guarantee
Agreement and Liquidity Facility),
0.41%, 1/07/11 (a)(b)	10,000	10,000,000
Los Angeles County California Schools
Pooled Financing, RB, TRAN, Series
F1, 2.00%, 2/28/11	9,100	9,113,762
Los Angeles Department of Water &
Power, Refunding RB (a):
FLOATS, VRDN, Series 1103
(Morgan Stanley Municipal Funding
Guarantee Agreement and Liquidity
Facility), 0.35%, 1/07/11 (b)	2,180	2,180,000
VRDN, Power System, Sub-Series A-
4 (Lloyds TSB Bank Plc SBPA),
0.27%, 1/07/11	8,200	8,200,000
Los Angeles Unified School District
California, GO, TRAN, Series A, 2.00%,
6/30/11	15,200	15,299,542
Modesto Irrigation District Financing
Authority, RB, MSTR, VRDN, Series
SGC 44, Class A (NPFGC Insurance,
Societe Generale LOC), 0.34%,
1/07/11 (a)	15,500	15,500,000
Orange County Sanitation District, COP,
FLOATS, VRDN, Series 2928 (Morgan
Stanley Bank Liquidity Facility),
0.36%, 1/07/11 (a)(b)	5,885	5,885,000
Petaluma City Elementary School
District, GO, TRAN, 1.50%, 7/01/11	4,400	4,416,671
Pittsburg Unified School District, GO,
TAN, 2.00%, 2/01/11	7,100	7,106,784
Riverside County IDA California, RB,
VRDN, Universal Forest Products
Project, AMT (JPMorgan Chase Bank
LOC), 0.45%, 1/07/11 (a)	3,300	3,300,000
Sacramento Housing Authority, HRB,
VRDN, Greenfair Apartments, Series
G, AMT (Citibank NA LOC), 0.33%,
1/07/11 (a)	10,700	10,700,000
San Bernardino County Housing
Authority, Refunding RB, VRDN,
Raintree Apartments, Series A (East
West Bank LOC, Federal Home Loan
Bank LOC), 0.30%, 1/07/11 (a)	2,500	2,500,000
San Diego County/San Diego County
School Districts, RB, TRAN:
Series B-1, 2.00%, 1/31/11	3,000	3,003,203
Series B-2, 2.00%, 4/29/11	15,200	15,254,084
San Diego Housing Authority California,
RB, VRDN, Studio 15, Series B, AMT
(Citibank NA LOC), 0.33%,
1/07/11 (a)	1,705	1,705,000

	Par
Municipal Bonds	(000)	Value
California (concluded)
San Diego Unified School District
California, GO, TRAN, Series A, 2.00%,
6/30/11	$ 13,500	$ 13,595,095
San Francisco City & County Airports
Commission, Refunding RB, VRDN,
Second Series A-1, AMT (JPMorgan
Chase Bank LOC), 0.36%,
1/07/11 (a)	7,000	7,000,000
San Francisco City & County
Redevelopment Agency, Refunding
HRB, VRDN, Fillmore Center,
Series B-2, AMT (Freddie Mac),
0.38%, 1/07/11 (a)	6,750	6,750,000
Santa Barbara County Schools
Financing Authority, RB, TRAN, 2.00%,
6/30/11	5,100	5,136,468
Sequoia Union High School District, GO,
FLOATS, VRDN, Series 2160 (AGM)
(Wells Fargo Bank NA LOC), 0.37%,
1/07/11 (a)(b)	5,360	5,360,000
State of California, GO, VRDN (a):
FLOATS, Series 2178 (Wells Fargo
Bank NA LOC), 0.39%, 1/07/11 (b)	21,545	21,544,500
FLOATS, Series 2661, 0.39%,
1/07/11 (b)	31,880	31,880,000
FLOATS, Series 2813, 0.41%,
1/07/11 (b)	5,200	5,200,000
FLOATS, Series A-2 (Bank of
Montreal LOC), 0.27%, 1/03/11 (b)	6,250	6,250,000
FLOATS, Series DCL-010 (AGM
Insurance, Dexia Credit Local LOC,
Dexia Credit Local Liquidity Facility),
0.43%, 1/07/11 (b)	36,295	36,295,000
Kindergarten, Series B1 (Citibank
NA LOC), 0.25%, 1/03/11	5,800	5,800,000
ROCS, Series II-R-622PB (BHAC
Insurance, PB Capital Corp. Liquidity
Facility), 0.37%, 1/07/11 (b)	2,425	2,425,000
Series A-1 (JPMorgan Chase Bank
LOC), 0.30%, 1/03/11	17,000	17,000,000
Tustin Unified School District, Special
Tax Bonds, VRDN, Community
Facilities District No. 07-1 (Bank of
America NA LOC), 0.28%, 1/03/11 (a)	20,000	20,000,000
		1,139,630,165
Puerto Rico — 3.9%
Commonwealth of Puerto Rico, GO,
PUTTERS, VRDN, Series 204 (AGC,
JPMorgan Chase & Co. LOC), 0.44%,
1/07/11 (a)(b)	7,060	7,060,000
Commonwealth of Puerto Rico, GO,
Refunding, VRDN, Public
Improvement, Series C5 (AGM
Insurance, Dexia Credit Local SBPA),
0.33%, 1/07/11 (a)	36,500	36,500,000
Puerto Rico Highway & Transportation
Authority, BB&T Municipal Trust,
Refunding RB, FLOATS, VRDN, Series
2035 (AGC Insurance, BB&T LOC),
0.34%, 1/07/11 (a)(b)	3,000	3,000,000
		46,560,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010 3

BIF California Municipal Money Fund
Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

Value
Total Investments
(Cost - $1,186,190,165*) – 99.9%	$ 1,186,190,165
Other Assets Less Liabilities – 0.1%	1,403,519
Net Assets – 100.0%	$ 1,187,593,684

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal
Bonds[1]	—	$ 1,186,190,165	—	$ 1,186,190,165

1See above Schedule of Investments for values in the state or political subdivision.

4 BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010

BIF Connecticut Municipal Money Fund
Schedule of Investments December 31, 2010 (Unaudited) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Connecticut — 93.2%
City of Danbury Connecticut, GO, BAN,
1.50%, 7/28/11	$ 10,000	$ 10,067,925
Connecticut Housing Finance Authority,
VRDN (a):
HRB, CIL Realty Inc. (HSBC Bank
USA NA LOC), 0.30%, 1/07/11	1,550	1,550,000
RB, Housing Mortgage Finance
Program, Series E-4, AMT (Federal
Home Loan Bank Boston SBPA),
0.32%, 1/07/11	8,555	8,555,000
RB, MSG Mortgage Financial,
Series D, AMT (Federal Home Loan
Bank Boston SBPA), 0.36%,
1/07/11	7,024	7,024,000
RB, Sub-Series F-1 (JPMorgan Chase
Bank SBPA), 0.28%, 1/03/11	9,800	9,800,000
Connecticut Housing Finance Authority,
Refunding RB, VRDN, AMT (a):
Housing Mortgage Finance Program,
Series A-3 (Federal Home Loan
Bank Boston SBPA), 0.32%,
1/07/11	545	545,000
Sub-Series B-4 (Federal Home Loan
Bank Boston SBPA), 0.35%, 1/07/11	11,300	11,300,000
Connecticut State Development
Authority, RB, VRDN, AMT (a):
Cheshire (Bank of New York LOC),
0.57%, 1/07/11	1,240	1,240,000
Reflexite Corp. Project, Series A
(Bank of New York LOC), 0.57%,
1/07/11	610	610,000
Reflexite Corp. Project, Series B
(Bank of New York LOC), 0.57%,
1/07/11	700	700,000
Solid Waste Project, Rand/Whitney
(Bank of Montreal LOC), 0.32%,
1/07/11	11,935	11,935,000

	Par
	(000)	Value
Connecticut (continued)
Connecticut State Health & Educational
Facility Authority, Austin Trust, RB,
Certificates, Bank of America,
VRDN (a)(b):
Series 2008-352 (Bank of America
NA LOC, Bank of America NA SBPA),
0.46%, 1/07/11	$ 35,040	$ 35,040,000
Series 2008-1080, 0.41%,
1/07/11	2,636	2,636,000
Connecticut State Health & Educational
Facility Authority, RB, VRDN (a):
Avon Old Farms School, Series A
(Bank of New York LOC), 0.42%,
1/07/11	3,090	3,090,000
Greater Hartford YMCA, Series B
(Bank of America NA LOC), 0.35%,
1/03/11	1,500	1,500,000
Greenwich Adult Day Care, Series A
(JPMorgan Chase & Co. LOC),
0.37%, 1/07/11	3,250	3,250,000
Greenwich Family YMCA, Series A
(JPMorgan Chase & Co. LOC),
0.37%, 1/07/11	5,725	5,725,000
Hartford Hospital, Series B
(Bank of New York LOC), 0.40%,
1/07/11	5,000	5,000,000
Hotchkiss School, Series A
(Northern Trust Co. SBPA), 0.30%,
1/07/11	13,000	13,000,000
Masonicare, Series D (Wells Fargo
Bank NA LOC), 0.28%, 1/03/11	9,560	9,560,000
Whitby School, Series A
(JPMorgan Chase Bank LOC),
0.34%, 1/07/11	2,075	2,075,000
Yale University, Series V-1, 0.24%,
1/03/11	6,500	6,500,000
Yale University, Series V-2, 0.24%,
1/03/11	1,100	1,100,000
Yale University, Series Y-3, 0.13%,
1/03/11	2,500	2,500,000
Connecticut State Health & Educational
Facility Authority, Refunding RB,
VRDN (a):
FLOATS, Series 1884 (AGM
Insurance, Wells Fargo & Co. SBPA),
0.33%, 1/07/11 (b)	11,180	11,180,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	LOC	Letter of Credit
AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
BAN	Bond Anticipation Notes	SBPA	Stand-by Bond Purchase Agreement
FLOATS	Floating Rate Securities	VRDN	Variable Rate Demand Notes
GO	General Obligation Bonds

BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010 1

BIF Connecticut Municipal Money Fund
Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Connecticut (concluded)
Connecticut State Health & Educational
Facility Authority, Refunding RB,
VRDN (a) (concluded):
Yale-New Haven Hospital, Series L2
(Bank of America NA LOC), 0.32%,
1/07/11	$ 14,600	$ 14,600,000
Hartford Redevelopment Agency,
Refunding HRB, VRDN, Underwood
Tower Project (AGM Insurance,
Societe Generale SBPA), 0.42%,
1/07/11 (a)	14,145	14,145,000
Regional School District No. 12, GO,
BAN, 1.50%, 9/01/11	2,300	2,315,294
Regional School District No. 18, GO,
Refunding, BAN, 1.50%, 1/14/11	10,000	10,004,200
State of Connecticut, GO:
BAN, Series A, 2.00%, 5/19/11	7,250	7,292,660
VRDN, Series A-1 (Dexia Credit
Local SBPA), 0.39%, 1/07/11 (a)	10,700	10,700,000
State of Connecticut, GO, Refunding,
FLOATS, VRDN, Series 514 (Morgan
Stanley Bank SBPA), 0.34%,
1/07/11 (a)(b)	900	900,000
Town of Easton Connecticut, GO, BAN,
1.00%, 7/08/11	5,000	5,014,938
Town of New Milford Connecticut, GO,
BAN, 1.50%, 7/26/11	8,250	8,302,179
Town of Sharon Connecticut, GO, BAN,
1.50%, 8/02/11	6,000	6,038,661
Town of Watertown Connecticut, GO,
BAN, 1.25%, 3/30/11	1,800	1,803,153
246,599,010
Puerto Rico — 3.6%
Commonwealth of Puerto Rico, GO,
Refunding, VRDN, Public
Improvement, Series B (Wells Fargo
Bank NA LOC), 0.22%, 1/03/11 (a)	5,000	5,000,000
Puerto Rico Highway & Transportation
Authority, Refunding RB, FLOATS,
VRDN, Series PT-3677 (Dexia Credit
Local Guarantee Agreement and
Liquidity Facility), 0.47%,
1/07/11 (a)(b)	4,590	4,590,000
9,590,000

Total Investments
(Cost - $256,189,010*) – 96.8%	256,189,010
Other Assets Less Liabilities – 3.2%	8,576,394
Net Assets – 100.0%	$264,765,404

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds[1]	—	$256,189,010	—	$ 256,189,010

1See above Schedule of Investments for values in the state or political subdivision.

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010

BIF Florida Municipal Money Fund
Schedule of Investments December 31, 2010 (Unaudited) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida — 102.5%
Alachua County Health Facilities
Authority, RB, VRDN, Oak Hammock
University of Florida Project, Series A
(Bank of Scotland LOC), 0.34%,
1/03/11 (a)	$ 3,230	$3,230,000
Broward County Housing Finance
Authority, RB, VRDN, Sailboat Bend
Artist Lofts, AMT (Citibank NA LOC),
0.38%, 1/07/11 (a)	750	750,000
Collier County IDA, RB, VRDN, March
Project, AMT (Wells Fargo Bank NA
LOC), 0.55%, 1/07/11 (a)	2,090	2,090,000
Collier County IDA, Refunding RB, VRDN,
Allete Inc. Project, AMT (Wells Fargo
Bank NA LOC), 0.40%, 1/07/11 (a)	2,000	2,000,000
County of Miami-Dade Florida,
JPMorgan Chase PUTTERS/DRIVERS
Trust, RB, VRDN, Series 3814 (AGM
Insurance, JPMorgan Chase Bank
Liquidity Facility), 0.44%, 1/07/11
(a)(b)(c)	3,500	3,500,000
County of Palm Beach Florida, RB,
VRDN, FlightSafety Project, AMT,
0.33%, 1/07/11 (a)	12,395	12,395,000
Escambia County Health Facilities
Authority, RB, VRDN, Azalea Trace,
Inc., Series B (TD Bank NA LOC),
0.26%, 1/03/11 (a)	2,000	2,000,000
Florida Housing Finance Corp., RB,
VRDN, AMT (a):
Cutler Riverside Apartments
(Freddie Mac Guaranty Liquidity
Facility), 0.36%, 1/07/11	3,000	3,000,000
ROCS, Series II-R-11209, (Citibank
NA Liquidity Facility), 0.40%,
1/07/11 (b)	4,090	4,090,000
Hillsborough County Housing Finance
Authority, HRB, VRDN, Claymore
Crossings Apartments, AMT (Citibank
NA LOC), 0.35%, 1/07/11 (a)	1,900	1,900,000
Jacksonville Health Facilities Authority,
Refunding RB, VRDN, Baptist, Series C
(Bank of America NA LOC), 0.36%,
1/03/11 (a)	3,090	3,090,000
Jacksonville Housing Finance Authority,
HRB, VRDN, AMT (a):
Christine Cove Apartments (Federal
Home Loan Bank LOC), 0.35%,
1/07/11	1,480	1,480,000

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Jacksonville Housing Finance Authority,
HRB, VRDN, AMT (a) (concluded):
Hartwood Apartments (Freddie Mac
Guaranty Liquidity Facility), 0.36%,
1/07/11	$ 1,000	$ 1,000,000
Jacksonville Port Authority, RB, VRDN,
Mitsui OSK Lines Ltd., AMT (Sumitomo
Mitsui Banking LOC), 0.34%,
1/07/11 (a)	2,915	2,915,000
Lee Memorial Health System, RB, VRDN,
Series B (Bank of America NA LOC),
0.36%, 1/03/11 (a)	2,500	2,500,000
Miami-Dade County IDA, Refunding RB,
VRDN, Florida Power & Light Co.
Project, AMT, 0.33%, 1/03/11 (a)	1,000	1,000,000
Miami-Dade County IDA, RB, VRDN, RAM
Investments of South Florida, Inc.
Project, AMT (Wells Fargo Bank NA
LOC), 0.50%, 1/07/11 (a)	2,440	2,440,000
Multi-State, BB&T Municipal Trust, RB,
FLOATS, VRDN (Branch Banking &
Trust LOC) (a)(b):
Series 1020, 0.49%, 1/07/11	5,600	5,600,000
Series 1034, 0.49%, 1/07/11 (c)	4,383	4,382,500
Orlando & Orange County Expressway
Authority, Refunding RB, VRDN, Series
C-4 (AGM Insurance, Dexia Credit
Local SBPA), 0.33%, 1/07/11 (a)	3,100	3,100,000
Sarasota County Public Hospital District,
Refunding RB, VRDN, Sarasota
Memorial Hospital, Series A (Northern
Trust Co. LOC), 0.26%, 1/03/11 (a)	3,340	3,340,000
Sunshine State Governmental Financing
Commission, RB, VRDN (Dexia Credit
Local LOC) (a):
0.40%, 1/07/11	2,260	2,260,000
0.40%, 1/07/11 1,805 1,805,000
Total Investments
(Cost - $69,867,500*) – 102.5%		69,867,500
Liabilities in Excess of Other Assets – (2.5)%		(1,719,709)
Net Assets – 100.0%		$68,147,791
* Cost for federal income tax purposes.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	LOC	Letter of Credit
AMT	Alternative Minimum Tax (subject to)	PUTTERS	Puttable Tax-Exempt Receipts
DRIVERS	Derivative Inverse Tax-Exempt Receipts	RB	Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
HRB	Housing Revenue Bonds	SBPA	Stand-by Bond Purchase Agreement
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010 1

BIF Florida Municipal Money Fund

Schedule of Investments (concluded)

(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal Bonds[1]	—	$ 69,867,500	—	$ 69,867,500

1 See above Schedule of Investments for values in the state or political subdivision.

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010

BIF Massachusetts Municipal Money Fund
Schedule of Investments December 31, 2010 (Unaudited) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts — 87.1%
Commonwealth of Massachusetts,
BB&T Municipal Trust, GO, Refunding,
FLOATS, VRDN, Series 2005 (Branch
Banking & Trust SBPA), 0.33%,
1/07/11 (a)(b)	$ 1,650	$ 1,650,000
Commonwealth of Massachusetts, GO,
VRDN, Consolidated Loan, Series A
(Dexia Credit Local SBPA), 0.35%,
1/03/11 (a)	10,300	10,300,000
Commonwealth of Massachusetts,
Refunding RB, FLOATS, VRDN, Series
PT-3511 (Dexia Credit Local LOC,
Dexia Credit Local SBPA), 0.48%,
1/07/11 (a)(b)	14,960	14,960,000
Massachusetts Bay Transportation
Authority, Clipper Tax-Exempt
Certificate Trust, RB, VRDN, Series
2009-47 (State Street Bank & Trust
SBPA), 0.37%, 1/07/11 (a)(b)	5,000	5,000,000
Massachusetts Bay Transportation
Authority, Refunding RB, VRDN (a):
General Transportation System
(Dexia Credit Local SBPA), 0.35%,
1/07/11	2,700	2,700,000
Senior Series A, 0.43%, 1/26/11	5,000	5,000,000
Massachusetts Development Finance
Agency, HRB, VRDN, Avalon Acton
Apartments, AMT (Fannie Mae SBPA),
0.38%, 1/07/11 (a)	7,000	7,000,000
Massachusetts Development Finance
Agency, RB, VRDN (a):
Cordis Mills LLC, AMT (Fannie Mae
Insurance, Fannie Mae Liquidity
Facility), 0.39%, 1/07/11	4,000	4,000,000
Concord Foods Issue, AMT (Fleet
National Bank LOC), 0.55%,
1/07/11	1,945	1,945,000
ISO New England Inc. (TD Bank NA
LOC), 0.29%, 1/07/11	2,200	2,200,000
Massachusetts Development Finance
Agency, Refunding RB, VRDN (a):
Fessenden School (JPMorgan
Chase Bank LOC), 0.34%, 1/07/11	5,990	5,990,000

	Par
Municipal Bonds	(000)	Value
Massachusetts (continued)
Massachusetts Development Finance
Agency, Refunding, VRDN (a)
(concluded):
Groton School (US Bank NA SBPA),
0.32%, 1/07/11	$ 3,415	$ 3,415,000
You Inc. (BankNorth NA LOC),
0.32%, 1/07/11	8,605	8,605,000
Massachusetts Health & Educational
Facilities Authority, Macon Trust, RB,
VRDN Certificates, Bank of America,
Series 2007-310 (Bank of America
NA LOC), 0.46%, 1/07/11 (a)(b)	4,330	4,330,000
Massachusetts Health & Educational
Facilities Authority, RB, VRDN,
Amherst College, Series H, Mandatory
Put Bonds, 0.43%, 7/07/11 (a)	6,744	6,744,000
Massachusetts Industrial Finance
Agency, RB, AMT (a):
Multi-Mode Development, 225
Bodwell Project (JPMorgan Chase
Bank LOC), 1.25%, 1/07/11	4,000	4,000,000
Multi-Mode Development, OCT Co.,
Inc. Project (Bank of America NA
LOC), 1.25%, 1/07/11	2,800	2,800,000
VRDN, AFC Cable System Inc. Issue
(Bank of America NA LOC), 0.55%,
1/07/11	1,050	1,050,000
VRDN, Development, Garlock
Printing Corp. (Fleet National Bank
LOC), 0.55%, 1/07/11	470	470,000
VRDN, E.L. Harvey & Sons Inc.
(Fleet National Bank LOC), 0.55%,
1/07/11	210	210,000
VRDN, Gem Group Inc. Issue (Bank
of America NA LOC), 0.55%,
1/07/11	1,260	1,260,000
Massachusetts Industrial Finance
Agency, VRDN, E.L. Harvey & Sons
Inc. (Fleet National Bank LOC),
0.75%, 1/07/11 (a)	585	585,000
Massachusetts School Building
Authority, RB, VRDN (a)(b):
ROCS, Series II-R-10411 (AGM
Insurance, Citibank NA SBPA),
0.36%, 1/07/11 (c)	3,400	3,400,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	MSTR	Municipal Securities Trust Receipts
AMT	Alternative Minimum Tax (subject to)	PUTTERS	Puttable Tax-Exempt Receipts
BAN	Bond Anticipation Notes	RB	Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
HRB	Housing Revenue Bonds	VRDN	Variable Rate Demand Notes
LOC	Letter of Credit

BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010 1

BIF Massachusetts Municipal Money Fund
Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts (concluded)
Massachusetts School Building
Authority, RB (a)(b) (concluded):
VRDN, PUTTERS, Series 1197
(JPMorgan Chase Bank SBPA),
0.37%, 1/07/11 (a)(b)	$ 7,140	$ 7,140,000
Massachusetts State Department of
Transportation, Refunding RB, VRDN,
Contract Assistance, Series A5
(Barclays Bank Plc SBPA), 0.28%,
1/07/11 (a)	8,145	8,145,000
Massachusetts State Turnpike
Authority, Clipper Tax-Exempt
Certificate Trust, RB, VRDN, Series
2009-74 (State Street Bank & Co.
SBPA), 0.34%, 1/07/11 (a)(b)	8,369	8,369,000
Massachusetts State Water Pollution
Abatement, RB, ROCS, VRDN, Series
II-R-11537PB (PB Capital Corp.
SBPA), 0.37%, 1/07/11 (a)(b)	12,385	12,385,000
Massachusetts State Water Pollution
Abatement, Refunding RB, MSTR,
VRDN, Series SGA 87 (Societe
General SBPA), 0.32%, 1/03/11
(a)(b)	3,970	3,970,000
Massachusetts Water Resources
Authority, Refunding RB, VRDN, Multi-
Modal, General, Sub-Series C
(Landesbank Hessen-Thuringen LOC),
0.33%, 1/03/11 (a)	6,405	6,405,000
Town of Dartmouth Massachusetts, GO,
Refunding, BAN, 1.50%, 2/25/11	4,260	4,266,909
		148,294,909
Puerto Rico — 10.3%
Commonwealth of Puerto Rico, Austin
Trust, Refunding RB, VRDN
Certificates, Bank of America, Series
2008-355 (Bank of America NA LOC,
Bank of America NA SBPA), 0.52%,
1/07/11 (a)(b)	2,800	2,800,000
Commonwealth of Puerto Rico, GO,
Refunding, VRDN, Public
Improvement, Series C5 (AGM
Insurance, Dexia Credit Local SBPA),
0.33%, 1/07/11 (a)	13,300	13,300,000
Puerto Rico Highway & Transportation
Authority, Refunding RB, FLOATS,
VRDN, Series PT-3677 (Dexia Credit
Local Guarantee Agreement and
Liquidity Facility), 0.47%, 1/07/11
(a)(b)	1,400	1,400,000
17,500,000
Total Investments
(Cost - $165,794,909*) – 97.4%		165,794,909
Other Assets Less Liabilities – 2.6%		4,489,333
Net Assets – 100.0%		$170,284,242

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal
Bonds[1]	—	$165,794,909	—	$ 165,794,909
Total	— $ 165,794,909		—	$ 165,794,909

1See above Schedule of Investments for values in the state or political subdivision.

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010

BIF Michigan Municipal Money Fund
Schedule of Investments December 31, 2010 (Unaudited) (Percentages shown are based on Net Assets)

Municipal Bonds	(000)	Value
Michigan — 91.9%
Berrien County EDC Michigan, EDRB,
VRDN, Arlington Corp. Project, AMT
(Bank One NA LOC), 0.73%,
1/07/11 (a)	$ 1,465	$ 1,465,000
Chelsea Economic Development Corp.
Michigan, Refunding RB, VRDN, Silver
Maples Obligor (Comerica Bank LOC),
0.35%, 1/07/11 (a)	3,260	3,260,000
City of Rockford Michigan, RB, VRDN,
Limited Obligation, Alloy Exchange
Project, AMT (Bank One NA LOC),
0.73%, 1/07/11 (a)	1,100	1,100,000
Detroit City School District, GO, FLOATS,
VRDN, Series DC8032 (AGM
Insurance, Dexia Credit Local LOC),
0.40%, 1/03/11 (a)(b)	1,480	1,480,000
Eastern Michigan University, Refunding
RB, VRDN, General, Series A
(JPMorgan Chase Bank LOC), 0.35%,
1/03/11 (a)	1,200	1,200,000
Green Lake Township EDC Michigan,
Refunding RB, VRDN, Interlochen
Center Project (Harris NA LOC),
0.28%, 1/03/11 (a)	4,200	4,200,000
Lakeview School District Michigan, GO,
VRDN, School Building & Site,
Series B (Q-SBLF Insurance,
Landesbank Hessen-Thuringen SBPA),
0.35%, 1/07/11 (a)	3,000	3,000,000
Macomb County EDC, RB, VRDN, Aim
Plastics Inc. Project, AMT (Comerica
Bank LOC), 0.49%, 1/07/11 (a)	905	905,000
Marquette County EDC Michigan, RB,
VRDN, Pioneer Labs Inc. Project,
Series A, AMT (JPMorgan Chase & Co.
LOC), 0.59%, 1/07/11 (a)	400	400,000
Michigan Finance Authority, RB, SAN,
Series D-1, 2.00%, 8/19/11	10,000	10,075,329
Michigan Higher Education Facilities
Authority, Refunding RB, VRDN,
Limited Obligation, Law School
Project, Series A (Wells Fargo Bank NA
LOC), 0.30%, 1/07/11 (a)	3,200	3,200,000

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
Michigan Higher Education Student
Loan Authority, RBC Municipal
Products Inc. Trust, Refunding RB,
FLOATS, VRDN, Series L-24, AMT
(Royal Bank of Canada LOC), 0.37%,
1/07/11 (a)(b)	$ 6,300	$ 6,300,000
Michigan State HDA, HRB, VRDN,
Berrien Woods III, Series A, AMT
(Citibank NA LOC), 0.34%,
1/07/11 (a)	5,840	5,840,000
Michigan State HDA, RB, VRDN, Baldwin
Villas Project, AMT (Comerica Bank
LOC), 0.49%, 1/07/11 (a)	2,400	2,400,000
Michigan State HDA, Refunding RB,
VRDN, Series C (Barclays Bank Plc
SBPA), 0.33%, 1/07/11 (a)	7,860	7,860,000
Michigan State University, RB, VRDN,
Series 2000-A (Bank of America NA
SBPA), 0.30%, 1/07/11 (a)	2,200	2,200,000
Michigan Strategic Fund, RB, VRDN,
AMT (a):
Alphi Manufacturing Inc. Project
(Standard Federal Bank LOC),
1.25%, 1/07/11	700	700,000
C&M Manufacturing Corp. Inc.
Project (Bank One Michigan LOC),
0.73%, 1/07/11	1,535	1,535,000
Continental Carbonic Products
(JPMorgan Chase Bank LOC),
0.35%, 1/07/11	2,000	2,000,000
Golden Keys Development LLC
Project (Bank One NA LOC), 0.41%,
1/07/11	1,300	1,300,000
Limited Obligation, GNP Real Estate
(Standard Federal Bank LOC),
0.55%, 1/07/11	1,600	1,600,000
Merrill Tool Holding Co. Project,
Series A (Lasalle Bank NA LOC),
0.50%, 1/07/11	750	750,000
Riverwalk Properties LLC Project
(Comerica Bank LOC), 0.49%,
1/07/11	1,600	1,600,000
Vector Investments Project (Bank of
America NA LOC), 0.59%, 1/07/11	1,000	1,000,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	LOC	Letter of Credit
EDC	Economic Development Corp.	Q-SBLF	Qualified School Bond Loan Fund
EDRB	Economic Development Revenue Bonds	RB	Revenue Bonds
FLOATS	Floating Rate Securities	SAN	State Aid Notes
GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
HDA	Housing Development Authority	VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010 1

BIF Michigan Municipal Money Fund
Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Oakland County EDC Michigan, RB,
VRDN, Schain Mold & Engineering,
AMT (Bank One Michigan LOC),
0.73%, 1/07/11 (a)	$ 1,800	$ 1,800,000
Oakland County EDC Michigan,
Refunding RB, VRDN, Pratt & Miller
Engineering, AMT (Lasalle Bank NA
LOC), 0.50%, 1/07/11 (a)	2,300	2,300,000
Saline Area Schools, GO, Refunding,
VRDN (Q-SBLF Insurance, Landesbank
Hessen-Thuringen LOC), 0.35%,
1/07/11 (a)	8,530	8,530,000
University of Michigan, RB, VRDN,
Hospital, Series A, 0.28%,
1/03/11 (a)	2,500	2,500,000
University of Michigan, Refunding RB,
VRDN, Hospital, Series A-2, 0.26%,
1/03/11 (a)	1,500	1,500,000
		82,000,329
Puerto Rico — 9.7%
Commonwealth of Puerto Rico, GO,
Refunding, VRDN (Wells Fargo Bank
NA LOC) (a):
Public Improvement, Series B,
0.22%, 1/03/11	2,200	2,200,000
Series A-8, 0.28%, 1/07/11	1,500	1,500,000
Puerto Rico Highway & Transportation
Authority, Refunding RB, FLOATS,
VRDN, Series PT-3677 (Dexia Credit
Local Guarantee Agreement and
Liquidity Facility), 0.47%,
1/07/11 (a)(b)	4,985	4,985,000
8,685,000
Total Investments
(Cost - $90,685,329*) – 101.6%		90,685,329
Liabilities in Excess of Other Assets – (1.6)%		(1,413,782)
Net Assets – 100.0%	$89,271,547

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal
Bonds[1]	—	$90,685,329	—	$ 90,685,329

1 See above Schedule of Investments for values in the state or political subdivision

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010

Investments BIF New Jersey Municipal Money Fund
Schedule of December 31, 2010 (Unaudited) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 93.6%
Bloomfield Parking Authority, RB, Project
Notes (NPFGC), 1.00%, 2/02/11	$ 3,700	$ 3,700,863
Borough of Belmar New Jersey, GO,
BAN, 1.25%, 4/29/11	4,100	4,106,099
Borough of Butler New Jersey, GO, BAN,
1.25%, 8/26/11	900	903,850
Borough of Chatham New Jersey, GO,
BAN, 1.25%, 6/01/11	3,100	3,112,338
Borough of Glen Rock New Jersey, GO,
BAN, 1.00%, 1/21/11	6,000	6,001,890
Borough of Metuchen New Jersey, GO,
BAN, 1.50%, 5/26/11	5,516	5,529,444
Borough of Mountainside, GO, BAN,
1.50%, 11/04/11	2,573	2,588,501
Borough of Palisades Park New Jersey,
GO, BAN, 1.25%, 4/21/11	2,511	2,515,028
Borough of Upper Saddle River New
Jersey, GO, Refunding, BAN, 1.25%,
2/25/11	900	901,099
Borough of Watchung New Jersey, GO,
BAN, 1.00%, 3/01/11	3,400	3,402,892
Camden County Improvement Authority,
RB, VRDN, Special (TD Bank NA LOC),
0.36%, 1/07/11 (a)	1,910	1,910,000
City of Burlington New Jersey, GO, BAN,
1.25%, 6/23/11	5,216	5,223,880
City of Cape May New Jersey, GO, BAN,
1.25%, 7/21/11	8,501	8,524,806
City of Margate City New Jersey, GO,
BAN, 1.00%, 1/28/11	3,800	3,800,720
City of North Wildwood New Jersey, GO,
BAN, 1.50%, 5/20/11	3,700	3,707,862
City of Ocean City New Jersey, GO, BAN,
1.25%, 3/11/11	4,100	4,105,551
City of Summit New Jersey, GO, BAN,
1.00%, 1/21/11	3,700	3,701,373
Essex County Improvement Authority,
RB, VRDN, ACES, Pooled
Governmental Loan Program (Wells
Fargo Bank NA LOC), 0.30%,
1/05/11 (a)	3,600	3,600,000

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Garden State Preservation Trust, RB,
FLOATS, VRDN (a)(b):
Series DCL 006 (AGM Insurance,
Dexia Credit Local LOC), 0.42%,
1/06/11	$ 16,995	$ 16,995,000
Series DCL-2008-001 (AGM
Insurance, Dexia Credit Local LOC,
Dexia Credit Local Liquidity Facility),
0.43%, 1/06/11	5,000	5,000,000
Hudson County Improvement Authority,
Refunding RB, County Guaranteed
Pooled Notes, Series C-1, 1.25%,
1/19/11	5,500	5,501,619
Lower Township Municipal Utilities
Authority, RB, Project Notes, Series B,
2.00%, 9/23/11	2,700	2,728,374
New Jersey EDA, RB, VRDN (Bank of
Nova Scotia LOC, Lloyds TSB Bank Plc
LOC) (a):
Facilities Construction,
Subordinated, Series R-1, 0.27%,
1/03/11	10,465	10,465,000
Facilities Construction, Sub-Series
R-2, 0.23%, 1/03/11	13,100	13,100,000
New Jersey EDA, RB, VRDN (a):
Esarc Inc. Project, (Wells Fargo
Bank NA LOC), 0.43%, 1/06/11	2,350	2,350,000
FLOATS, Series 3008, 0.41%,
1/06/11 (b)(c)	8,199	8,198,566
Jewish Family Service, (Wells Fargo
Bank NA LOC), 0.43%, 1/06/11	825	825,000
MZR Real Estate LP Project, (Wells
Fargo Bank NA LOC), AMT, 0.50%,
1/06/11	6,405	6,405,000
PB Tower & Metro Project, (Wells
Fargo Bank NA LOC), Series A, AMT,
0.50%, 1/06/11	3,260	3,260,000
PB Tower & Metro Project, (Wells
Fargo Bank NA LOC), Series B, AMT,
0.50%, 1/06/11	1,910	1,910,000
Urban League Project (Wells Fargo
Bank NA LOC), 0.38%, 1/06/11	2,325	2,325,000
New Jersey EDA, Refunding RB, VRDN (a):
Blair Academy Project (Wells Fargo
Bank NA LOC), 0.28%, 1/06/11	6,960	6,960,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACES	Adjustable Convertible Extendible Securities	LOC	Letter of Credit
AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	PUTTERS	Puttable Tax-Exempt Receipts
BAN	Bond Anticipation Notes	RB	Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	ROCS	Reset Option Certificates
DRIVERS	Derivative Inverse Tax-Exempt Receipts	S/F	Single-Family
EDA	Economic Development Authority	SBPA	Stand-by Bond Purchase Agreement
FLOATS	Floating Rate Securities	SPEARS	Short Puttable Exempt Adjustable Receipts
GO	General Obligation Bonds	TECP	Tax-Exempt Commercial Paper
LIFERS	Long Inverse Floating Exempt Receipts	VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010 1

BIF New Jersey Municipal Money Fund
Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB, VRDN (a)
(concluded):
Jewish Community Metro West
(Wells Fargo Bank NA LOC), 0.43%,
1/06/11	$ 5,400	$ 5,400,000
Presbyterian Homes, Assisted
Living, Series A (TD Bank NA LOC),
0.29%, 1/06/11	3,055	3,055,000
Presbyterian Homes, Assisted
Living, Series B (TD Bank NA LOC),
0.29%, 1/06/11	3,200	3,200,000
School Facilities Construction,
Series V-1 (Allied Irish Bank Plc
LOC), 0.28%, 1/05/11	11,200	11,200,000
New Jersey EDA, TECP (Dexia Credit
Local SBPA), 0.43%, 1/03/11	29,000	29,000,000
New Jersey Educational Facilities
Authority, Refunding RB, VRDN,
Centenary College, Series A (TD Bank
NA LOC), 0.31%, 1/06/11 (a)	7,115	7,115,000
New Jersey Health Care Facilities
Financing Authority, RB, VRDN, Series
A-4 (TD Bank NA LOC), 0.31%,
1/06/11 (a)	1,005	1,005,000
New Jersey State Higher Education
Assistance Authority, RBC Municipal
Products Inc. Trust, RB, FLOATS,
VRDN, AMT (Royal Bank of Canada
LOC) (a)(b)(c):
Series L-35, 0.37%, 1/06/11	25,245	25,245,000
Series L-36, 0.37%, 1/06/11	16,200	16,200,000
New Jersey State Housing & Mortgage
Finance Agency, Puttable Floating
Option Tax-Exempt Receipts, RB,
FLOATS, VRDN, Series PT-4660 (Bank
of America NA Liquidity Facility),
0.47%, 1/06/11 (a)(b)(c)	4,025	4,025,000
New Jersey State Housing & Mortgage
Finance Agency, RB, VRDN, AMT
(Dexia Credit Local SBPA),
S/F Housing (a):
Series Q, 0.43%, 1/05/11	56,990	56,990,000
Series R, 0.43%, 1/05/11	24,565	24,565,000
New Jersey State Turnpike Authority,
Refunding RB, ROCS, VRDN, Series
II-R-10380 (BHAC), 0.35%,
1/06/11 (a)(b)(c)	13,350	13,350,000
New Jersey Transportation Trust Fund
Authority, Clipper Tax-Exempt
Certificate Trust, RB, VRDN, Series
2009-31 (State Street Bank & Co.
Liquidity Facility), 0.34%,
1/06/11 (a)(b)(c)	10,400	10,400,000
New Jersey Transportation Trust Fund
Authority, Deutsche Bank
SPEARS/LIFERS Trust, RB, SPEARS,
VRDN, Series DB-447 (AGM), 0.34%,
1/06/11 (a)(b)(c)	2,695	2,695,000

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund
Authority, Refunding RB, FLOATS,
VRDN, Series DCL-041 (AGM
Insurance, Dexia Credit Local LOC),
0.42%, 1/06/11 (a)(b)(c)	$ 10,980	$ 10,980,000
Port Authority of New York & New Jersey,
Refunding RB, VRDN (a):
FLOATS, Series 766 (AGM
Insurance, Morgan Stanley Bank
SBPA), 0.35%, 1/06/11 (b)(c)	1,500	1,500,000
Versatile Structure Obligation,
Series 1R, AMT (Bayerische
Landesbank SBPA), 0.34%,
1/03/11	44,000	44,000,000
Versatile Structure Obligation,
Series 4, AMT (Landesbank Hessen-
Thuringen SBPA), 0.30%, 1/03/11	15,700	15,700,000
Port Authority of New York & New Jersey,
JPMorgan Chase PUTTERS/DRIVERS
Trust, Refunding RB, VRDN, AMT,
PUTTERS (a)(b)(c):
Series 3176, 0.43%, 1/06/11	27,860	27,860,000
Series 3193, 0.43%, 1/06/11	12,995	12,995,000
Rutgers State University, Refunding RB,
VRDN, Series A (Landesbank Hessen-
Thuringen SBPA), 0.27%,
1/03/11 (a)	5,145	5,145,000
State of New Jersey, JPMorgan Chase
PUTTERS/DRIVERS Trust, RB, VRDN
(JPMorgan Chase & Co. Liquidity
Facility), PUTTERS (a)(b)(c):
Series 3808, 0.29%, 1/03/11	11,400	11,400,000
Series 3811, 0.29%, 1/03/11	9,000	9,000,000
Tobacco Settlement Financing Corp.
New Jersey, Refunding RB, FLOATS,
VRDN, Series 2959 (Morgan Stanley
Bank Liquidity Facility), 0.41%,
1/06/11 (a)(b)(c)	18,765	18,765,000
Town of Kearny New Jersey, GO, BAN,
1.50%, 6/29/11	6,925	6,933,401
Town of Secaucus New Jersey, GO, BAN,
1.25%, 6/17/11	4,505	4,511,162
Township of Chester New Jersey, GO,
BAN, 1.25%, 2/25/11	1,294	1,295,441
Township of Cranford New Jersey, GO,
BAN, 1.00%, 2/04/11	5,559	5,562,144
Township of Edison New Jersey, GO,
BAN, 1.00%, 9/02/11	5,260	5,267,344
Township of Galloway New Jersey, GO,
BAN, 1.00%, 9/07/11	8,700	8,712,369
Township of Livingston New Jersey, GO,
BAN, 1.25%, 2/11/11	1,400	1,401,162
Township of Maplewood New Jersey,
GO, BAN, 1.50%, 11/18/11	3,755	3,777,986
Township of Montclair New Jersey, GO,
Refunding, 1.50%, 3/10/11	1,500	1,502,961
Township of Ocean New Jersey
Monmouth & Ocean Counties, GO,
BAN, 1.25%, 12/20/11	4,064	4,081,990
Township of Piscataway New Jersey, GO,
1.00%, 2/22/11	5,400	5,404,982
Township of Princeton New Jersey, GO,
BAN, 1.00%, 4/01/11	5,000	5,008,099

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010

BIF New Jersey Municipal Money Fund
Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Township of Readington New Jersey,
GO, BAN, 1.00%, 2/03/11	$ 3,200	$ 3,201,690
Township of Robbinsville New Jersey,
GO, BAN, 1.00%, 1/12/11	8,379	8,380,260
Township of South Orange Village New
Jersey, GO, Refunding, BAN, Series A,
1.25%, 2/01/11	4,600	4,603,090
Township of Stafford New Jersey, GO,
BAN, 1.25%, 6/01/11	10,200	10,225,897
Township of Toms River New Jersey, GO,
BAN, 1.25%, 12/16/11	2,400	2,415,097
606,434,830
Puerto Rico — 5.7%
Commonwealth of Puerto Rico, Austin
Trust, Refunding RB, VRDN
Certificates, Bank of America, Series
2008-355 (Bank of America NA LOC,
Bank of America NA SBPA), 0.52%,
1/06/11 (a)(b)(c)	16,075	16,075,000
Commonwealth of Puerto Rico, GO,
Refunding, VRDN (a):
Public Improvement, Series B (Wells
Fargo Bank NA LOC), 0.22%,
1/03/11	18,600	18,600,000
Public Improvement, Series C4
(AGM Insurance, Dexia Credit Local
SBPA), 0.33%, 1/06/11	2,000	2,000,000
36,675,000
Total Investments
(Cost - $643,109,830*) – 99.3%		643,109,830
Other Assets Less Liabilities – 0.7%		4,457,679
Net Assets – 100.0%	$647,567,509

(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds[1]	—	$643,109,830	—	$ 643,109,830

1 See above Schedule of Investments for values in the state or political subdivision.

BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010 3

BIF New York Municipal Money Fund
Schedule of Investments December 31, 2010 (Unaudited) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 98.7%
Albany Industrial Development Agency,
RB, VRDN, Albany Medical Center
Hospital, Series C (Bank of America
NA LOC), 0.35%, 1/07/11 (a)	$ 1,780	$ 1,780,000
Beekmantown Central School District,
GO, BAN, 1.25%, 7/07/11	5,100	5,116,968
Bronxville Union Free School District,
GO, BAN, 1.25%, 9/23/11	3,645	3,664,816
Burnt Hills-Ballston Lake Central School
District, GO, Refunding, BAN, 1.50%,
6/29/11	4,200	4,217,562
City of Mount Vernon New York, GO,
BAN, 1.25%, 7/15/11	7,300	7,320,227
City of New York New York, GO,
Refunding, VRDN (a):
Fiscal 2008, Sub-Series J-11 (KBC
Bank NV SBPA), 0.35%, 1/07/11	5,100	5,100,000
Sub-Series C-2 (Bayerische
Landesbank LOC), 0.33%,
1/07/11	7,615	7,615,000
City of New York New York, GO,
VRDN (a):
JP Morgan Chase
PUTTERS/DRIVERS Trust, DRIVERS,
Series 3282, 0.34%, 1/07/11 (b)(c)	3,325	3,325,000
Series F-4 (Landesbank Hessen-
Thuringen LOC), 0.32%, 1/07/11	6,000	6,000,000
Series F-5 (Bayerische Landesbank
LOC), 0.33%, 1/07/11	11,675	11,675,000
Sub-Series H-1 (Bank of New York
LOC), 0.27%, 1/03/11	2,775	2,775,000
Sub-Series I-4 (Bank of New York
LOC), 0.30%, 1/07/11	6,800	6,800,000
Sub-Series L-4 (US Bank NA LOC),
0.29%, 1/03/11	4,195	4,195,000
Sub-Series L-6 (Wells Fargo Bank
NA SBPA), 0.23%, 1/03/11	5,700	5,700,000
Copiague Union Free School District,
GO, TAN, 1.50%, 6/30/11	7,640	7,676,143
County of Clinton New York, GO,
Refunding, BAN, 1.25%, 7/15/11	4,925	4,938,646

	Par
Municipal Bonds	(000)	Value
New York (continued)
East Rockaway Union Free School
District, GO, Refunding, TAN, 1.25%,
6/23/11	$ 4,275	$ 4,287,730
Greece Central School District, GO, BAN,
1.25%, 12/29/11	4,085	4,110,420
Irvington Union Free School District, GO,
TAN, 1.25%, 6/17/11	4,975	4,990,922
Levittown Union Free School District
New York, GO, BAN, 1.25%, 7/15/11	5,195	5,214,416
Merrick Union Free School District, GO,
TAN, 1.25%, 6/24/11	3,335	3,347,777
Metropolitan Transportation Authority,
TECP, 0.33%, 3/01/11	19,300	19,300,000
Monroe County Industrial Development
Agency, IDRB, VRDN, Klein Steel
Service, AMT (M&T Bank LOC), 0.44%,
1/07/11 (a)(c)	7,140	7,140,000
Nassau County Industrial Development
Agency, RB, VRDN, Clinton Plaza
Senior Housing Project, AMT (Fannie
Mae), 0.48%, 1/07/11 (a)	13,250	13,250,000
New York City Housing Development
Corp., MRB, VRDN, Parkview II
Apartments, Series A, AMT (Citibank
NA LOC), 0.33%, 1/07/11 (a)	4,255	4,255,000
New York City Housing Development
Corp., RB, VRDN (a):
Atlantic Court Apartments, Series A,
AMT (Freddie Mac), 0.33%,
1/07/11	10,900	10,900,000
Brittany Development, Series A ,
AMT (Fannie Mae), 0.33%, 1/07/11	24,830	24,830,000
Elliott Chelsea Development,
Series A (Citibank NA LOC), 0.36%,
1/07/11	4,100	4,100,000
Lyric Development, Series A, AMT
(Fannie Mae), 0.33%, 1/07/11	12,765	12,765,000
Series A , AMT (Fannie Mae), 0.33%,
1/07/11	35,400	35,400,000
Series A-1-B, AMT, 0.34%, 1/07/11	7,430	7,430,000
Series H-2-B, AMT (Bank of America
NA SBPA), 0.32%, 1/03/11	20,610	20,610,000
Series I-2, Mandatory Put Bonds,
AMT, 0.53%, 5/13/11	7,300	7,300,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	M/F	Multi-Family
AMT	Alternative Minimum Tax (subject to)	MRB	Mortgage Revenue Bonds
BAN	Bond Anticipation Notes	PUTTERS	Puttable Tax-Exempt Receipts
DRIVERS	Derivative Inverse Tax-Exempt Receipts	RB	Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
HFA	Housing Finance Agency	TAN	Tax Anticipation Notes
HRB	Housing Revenue Bonds	TECP	Tax-Exempt Commercial Paper
IDRB	Industrial Development Revenue Bonds	VRDN	Variable Rate Demand Notes
LOC	Letter of Credit

BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010 1

BIF New York Municipal Money Fund
Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Housing Development
Corp., RB, VRDN (a) (concluded) :
Series M, Mandatory Put Bonds,
0.48%, 9/30/11	$ 11,075	$ 11,075,000
Sierra Development, Series A, AMT
(Fannie Mae), 0.33%, 1/07/11	14,065	14,065,000
Susans Court, Series A, AMT
(Citibank NA LOC), 0.33%, 1/07/11	19,000	19,000,000
W. 43rd Street Development, Series
A, AMT (Fannie Mae), 0.33%,
1/07/11	19,400	19,400,000
New York City Housing Development
Corp., Refunding RB, VRDN (a):
M/F, The Crest, Series A
(Landesbank Hessen-Thuringen
LOC), 0.40%, 1/07/11	2,700	2,700,000
ROCS, Series II-R-11699, AMT
(Citibank SBPA), 0.40%,
1/07/11 (b)(c)	6,445	6,445,000
New York City Industrial Development
Agency, RB, VRDN (a):
Air Express International Corp.
Project, AMT (Citibank NA LOC),
0.35%, 1/07/11	4,000	4,000,000
Heart Share Human Services,
Series A (HSBC Bank USA NA LOC),
0.31%, 1/07/11	3,810	3,810,000
New York City Industrial Development
Agency, Refunding RB, VRDN (a):
Brooklyn Heights (TD Bank NA LOC),
0.31%, 1/07/11	5,835	5,835,000
Touro College Project (JPMorgan
Chase Bank LOC), 0.32%, 1/07/11	5,300	5,300,000
New York City Municipal Water Finance
Authority, RB, VRDN (a):
2nd General, Fiscal 2008,
Series BB-1 (Fortis Bank SA SBPA),
0.23%, 1/03/11	7,900	7,900,000
2nd General Resolution,
Series BB-2 (Landesbank Hessen-
Thuringen SBPA), 0.33%, 1/03/11	5,600	5,600,000
2nd General Resolution,
Series DD-1 (TD Bank NA SBPA),
0.24%, 1/03/11	15,000	15,000,000
2nd General Resolution,
Series DD-2 (Bank of New York
SBPA), 0.23%, 1/03/11	14,400	14,400,000
Eagle Tax-Exempt Trust, Series
2009-0046, Class A (Citibank
SBPA), 0.34%, 1/07/11 (b)(c)	18,000	18,000,000
PUTTERS, Series 2559 (JPMorgan
Chase Bank SBPA), 0.34%,
1/07/11 (b)	1,775	1,775,000
ROCS, Series II-R-9301 (Citibank
SBPA), 0.34%, 1/07/11 (b) (c)	7,970	7,970,000
New York City Municipal Water Finance
Authority, Refunding, VRDN (a):
Eagle Tax-Exempt Trust, Series
2009-0047, Class A (Citibank NA
SBPA), 0.39%, 1/07/11 (b)(c)	10,000	10,000,000

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York City Municipal Water Finance
Authority, Refunding, VRDN (a)
(concluded):
PUTTERS, Series 988 (JPMorgan
Chase Bank SBPA), 0.34%,
1/07/11 (b)	$ 1,265	$ 1,265,000
New York City Municipal Water Finance
Authority, TECP :
0.35%, 1/18/11	9,000	9,000,000
0.39%, 1/18/11	20,750	20,750,000
New York City Transitional Finance
Authority, RB, VRDN (a):
Future Tax Secured, Series A
(JPMorgan Chase Bank SBPA),
0.30%, 1/07/11	8,900	8,900,000
Future Tax Secured, Series C
(Bayerische Landesbank SBPA),
0.33%, 1/03/11	2,600	2,600,000
New York City Recovery, Series 3,
Sub-Series 3B (Wachovia Bank NA
SBPA), 0.23%, 1/03/11	3,100	3,100,000
New York City Recovery,
Sub-Series 1C (JPMorgan Chase
Bank Liquidity Facility),
0.30%, 1/03/11	2,100	2,100,000
Sub-Series 2B (Dexia Credit Local
SBPA), 0.36%, 1/07/11	17,720	17,720,000
Sub-Series 2C, 0.30%, 1/07/11	1,655	1,655,000
Sub-Series 2F (Bayerische
Landesbank SBPA), 0.33%,
1/03/11	2,550	2,550,000
New York Convention Center
Development Corp., Eclipse Funding
Trust, RB, Series 2006-0004, Solar
Eclipse (US Bank NA LOC), 0.33%,
1/07/11 (a)(b)	11,030	11,030,000
New York Liberty Development Corp.,
BB&T Municipal Trust, RB, FLOATS,
VRDN, Series 2025 (Branch Banking
& Trust LOC), 0.33%, 1/07/11 (a)(b)	15,825	15,825,000
New York Mortgage Agency, MRB,
VRDN, 37th Series, AMT (Dexia Credit
Local SBPA), 0.35%, 1/07/11 (a)	19,800	19,800,000
New York Mortgage Agency, RB, VRDN,
AMT (a):
Homeowner Mortgage, Series 125,
AMT (Dexia Credit Local SBPA),
0.41%, 1/07/11	25,000	25,000,000
Homeowner Mortgage, Series 129
(Dexia Credit Local SBPA), 0.35%,
1/07/11	26,000	26,000,000
ROCS, Series II-R-11705 (Citibank
SBPA), 0.40%, 1/07/11 (b)(c)	6,350	6,350,000
ROCS, Series II-R-11707 (Citibank
SBPA), 0.40%, 1/07/11 (b)(c)	6,210	6,210,000
Series 147 (Dexia Credit Local
SBPA), 0.35%, 1/07/11	25,000	25,000,000
New York Mortgage Agency, Refunding
RB, ROCS, VRDN, Series II-R-11701,
AMT (Citibank NA SBPA), 0.40%,
1/07/11 (a)(b)(c)	6,335	6,335,000

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010

BIF New York Municipal Money Fund
Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York State Dormitory Authority,
RB :
JP Morgan Chase
PUTTERS/DRIVERS Trust, PUTTERS,
VRDN, Series 3280 (JPMorgan
Chase & Co. SBPA), 0.34%,
1/07/11 (a)(b)(c)	$ 3,325	$ 3,325,000
Mental Health Services, Sub-Series
D-2F (JPMorgan Chase Bank SBPA),
0.35%, 1/07/11	20,675	20,675,000
VRDN, Eagle Tax-Exempt Trust,
Series 2006-0164, Class A
(Citibank NA SBPA), 0.34%,
1/07/11(a)(b)	4,700	4,700,000
VRDN, PUTTERS, Series 1955
(JPMorgan Chase & Co. SBPA),
0.34%, 1/07/11 (a)(b)	5,325	5,325,000
New York State Dormitory Authority,
Refunding RB, VRDN (a)
City University, Consolidated 5th
Series C (Bank of America NA LOC),
0.38%, 1/07/11	4,000	4,000,000
Cornell University, Series B
(JPMorgan Chase & Co. SBPA),
0.32%, 1/07/11	20,000	20,000,000
ROCS,Series II-R-11560 (Citibank
NA SBPA), 0.34%, 1/07/11 (b)	2,200	2,200,000
New York State Environmental Facilities
Corp., Refunding RB, PUTTERS, VRDN,
Series 2900 (JPMorgan Chase & Co.
SBPA), 0.34%, 1/07/11 (a)(b)	3,500	3,500,000
New York State HFA, HRB, VRDN,
AMT (a):
363 West 30th Street, Series A,
(Freddie Mac), 0.33%, 1/07/11	12,150	12,150,000
Gethsemane Apartments, Series A,
AMT (Fannie Mae), 0.34%,
1/07/11	12,000	12,000,000
Grace Towers, Series A (Freddie
Mac), 0.33%, 1/07/11	2,880	2,880,000
Kew Gardens Hills, Series A (Fannie
Mae), 0.33%, 1/07/11	5,600	5,600,000
New York State HFA, RB, VRDN, AMT (a):
80 DeKalb Avenue Apartments,
Series A (Wachovia Bank NA LOC),
0.33%, 1/07/11	7,850	7,850,000
240 E. 39th Street Housing, 0.33%,
1/07/11	29,100	29,100,000
360 West 43, Series A, 0.30%,
(Fannie Mae) 1/07/11	1,565	1,565,000
1500 Lexington Avenue, Series A,
(Fannie Mae) 0.32%, 1/07/11	4,400	4,400,000
Avalon Bowery Place II, Series A,
(Bank of America NA LOC), 0.39%,
1/07/11	25,000	25,000,000
West 33rd Street Housing, Series A,
(Fannie Mae), 0.33%, 1/07/11	3,400	3,400,000
Worth Street, Series A 12/18/03,
(Fannie Mae), 0.30%, 1/07/11	4,500	4,500,000

	Par
Municipal Bonds	(000)	Value
New York (continued)
New York State HFA, RB, VRDN, AMT (a)
(concluded):
Worth Street, Series A 12/18/03,
(Fannie Mae) 0.30%, 1/07/11	$ 9,100	$ 9,100,000
New York State HFA, Refunding RB,
VRDN, Series M-2 (Bank of America
NA LOC), 0.30%, 1/07/11 (a)	4,200	4,200,000
New York State Power Authority, TECP,
0.40%, 1/13/11	12,550	12,550,000
North Colonie Central School District,
GO, BAN, 1.25%, 5/27/11	3,620	3,630,876
Onondaga County Industrial
Development Agency New York, RB,
VRDN, G.A. Braun Inc. Project, AMT
(Manufacturers & Traders LOC),
0.44%, 1/07/11 (a)	9,530	9,530,000
Oswego County Industrial Development
Agency New York, RB, VRDN, OH
Properties Inc. Project, Series A
(Manufacturers & Traders LOC),
0.44%, 1/07/11 (a)	1,410	1,410,000
Port Authority of New York & New Jersey,
Refunding RB, VRDN (a):
FLOATS, Series 766 (AGM
Insurance, Morgan Stanley Bank
SBPA), 0.35%, 1/07/11 (b)	1,745	1,745,000
FLOATS, Series 2977, AMT (Morgan
Stanley Bank SBPA), 0.34%,
1/07/11 (b)(c)	14,000	14,000,000
PUTTERS, Series 2945, AMT
(JPMorgan Chase & Co. SBPA),
0.43%, 1/07/11 (b)	1,665	1,665,000
Versatile Structure Obligation,
Series 1R, AMT (Bayerische
Landesbank SBPA), 0.33%,
1/03/11	1,000	1,000,000
Versatile Structure Obligation,
Series 4, AMT (Landesbank Hessen-
Thuringen SBPA), 0.30%, 1/03/11	7,300	7,300,000
Port Authority of New York & New Jersey,
TECP, 0.30%, 3/07/11	6,685	6,685,000
Poughkeepsie Industrial Development
Agency, Refunding RB, VRDN, Manor
at Woodside Project, AMT (JPMorgan
Chase & Co. LOC), 0.40%,
1/07/11 (a)	5,570	5,570,000
Rensselaer County Industrial
Development Agency New York, RB,
VRDN, The Sage Colleges Project,
Series A (Manufacturers & Traders
LOC), 0.39%, 1/07/11 (a)	5,540	5,540,000
Rockland County Industrial
Development Agency New York,
Refunding RB, VRDN, Dominican
College Project, Series A (TD Bank NA
LOC), 0.32%, 1/07/11 (a)	8,950	8,950,000
Rondout Valley Central School District
Accord, GO, BAN, 1.25%, 6/15/11	10,600	10,628,732
Sachem Central School District, GO,
TAN, 1.50%, 6/23/11	6,700	6,735,401

BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010 3

BIF New York Municipal Money Fund
Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Sales Tax Asset Receivable Corp., RB,
FLOATS, VRDN, Series 2901 (Morgan
Stanley Bank Liquidity Facility),
0.36%, 1/07/11 (a)(b)	$ 10,800	$ 10,800,000
Scotia-Glenville Central School District,
GO, BAN, 1.25%, 8/12/11	6,875	6,900,146
Syracuse Industrial Development
Agency, RB, VRDN, Syracuse
University Project, Series A-2
(JPMorgan Chase Bank LOC), 0.25%,
1/03/11 (a)	5,050	5,050,000
Town of Orchard Park New York, GO,
BAN, 1.25%, 10/26/11	4,200	4,223,943
Town of Tonawanda New York, GO, BAN,
1.50%, 9/08/11	3,190	3,210,270
Triborough Bridge & Tunnel Authority,
Refunding RB, VRDN, General (a):
Sub-Series B-2 (Dexia Credit Local
SBPA), 0.34%, 1/07/11	35,915	35,915,000
Sub-Series B-4 (Landesbank Baden-
Wurttemberg SBPA), 0.34%,
1/07/11	10,000	10,000,000
Trust for Cultural Resources, Refunding
RB, VRDN, American Museum of
Natural History, Series A1 (Bank of
America NA SBPA), 0.30%,
1/03/11 (a)(b)	4,800	4,800,000
Village of Harrison New York, GO,
Refunding, BAN, 1.00%, 3/17/11	10,813	10,820,052
Westhampton Beach Union Free School
District, GO, TAN, 1.25%, 6/30/11 7,535 7,565,603
Total Investments
(Cost - $1,042,290,650*) – 98.7%		1,042,290,650
Other Assets Less Liabilities – 1.3%		13,403,555
Net Assets – 100.0%	$1,055,694,205

* Cost for federal income tax purposes.

(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal
Bonds[1]	—	$1,042,290,650	—	$ 1,042,290,650
[1] See above Schedule of Investments for values in the state or political subdivision.

4 BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010

Investments BIF North Carolina Municipal Money Fund
Schedule of December 31, 2010 (Unaudited) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina — 88.8%
Alamance County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, IDRB, VRDN, Millender
Project, AMT (Wells Fargo Bank NA
LOC), 0.50%, 1/07/11 (a)	$ 1,000	$ 1,000,000
City of Raleigh North Carolina,
Refunding RB, VRDN, 0.44%,
7/29/11 (a)	2,415	2,415,000
County of Mecklenburg, GO, Refunding,
VRDN, 7 Month Windows, Series D,
0.44%, 7/29/11 (a)	7,375	7,375,000
County of Pender North Carolina, GO,
BAN, Water, 1.25%, 7/06/11	1,000	1,003,628
County of Sampson North Carolina,
Eclipse Funding Trust, COP, VRDN,
Series 2006-0160, Solar Eclipse
(AGM Insurance, US Bank NA LOC),
0.35%, 1/07/11 (a)(b)	1,700	1,700,000
County of Wake North Carolina, GO,
VRDN, Series A (RBC Bank USA SBPA),
0.37%, 1/07/11 (a)	1,700	1,700,000
Gaston County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, IDRB, VRDN, Marlatex
Corp. Project, AMT (Wells Fargo Bank
NA LOC), 0.55%, 1/07/11 (a)	935	935,000
Guilford County Industrial Facilities &
Pollution Control Financing Authority,
IDRB, VRDN, National Sherman, AMT
(TD Bank NA LOC), 0.60%,
1/07/11 (a)	2,300	2,300,000
Lee County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, VRDN, AMT (a):
Arden Corp. Project (Comerica Bank
LOC), 0.49%, 1/07/11	2,550	2,550,000
Lee Central LLC Project (Wells Fargo
Bank NA LOC), 0.50%, 1/07/11	2,360	2,360,000
North Carolina Agricultural Finance
Authority, RB, VRDN, Albemarle Cotton
Growers, AMT (Wells Fargo Bank NA
LOC), 0.50%, 1/07/11 (a)	1,300	1,300,000
North Carolina Agricultural Finance
Authority, Refunding RB, VRDN,
Harvey Fertilizer & Gas Project, AMT
(Wells Fargo Bank NA LOC), 0.55%,
1/07/11 (a)	1,310	1,310,000

	Par
Municipal Bonds	(000)	Value
North Carolina (continued)
North Carolina, BB&T Municipal Trust,
RB, FLOATS, VRDN (Branch Banking &
Trust LOC) (a)(b):
Series 1008, 0.49%, 1/07/11	$ 2,180	$ 2,180,000
Series 1011, 0.49%, 1/07/11	2,380	2,380,000
North Carolina Educational Facilities
Finance Agency, RB, VRDN, Duke
University Project, Series A, 0.27%,
1/07/11 (a)	1,300	1,300,000
North Carolina HFA, RB, VRDN,
AMT (a)(b)(c):
MERLOTS, Series B12 (Wells Fargo
Bank NA SBPA), 0.40%, 1/07/11	520	520,000
ROCS, Series II-R-175 (Citibank NA
SBPA), 0.40%, 1/07/11	200	200,000
North Carolina Medical Care
Commission, RB, VRDN (a):
Moses Cone Health System,
Series A (Bank of America NA
SBPA), 0.35%, 1/07/11	1,300	1,300,000
Novant Health Group, Series B
(JPMorgan Chase Bank SBPA),
0.33%, 1/07/11	1,700	1,700,000
North Carolina Medical Care
Commission, Refunding RB, VRDN,
Moses Cone Health System (Bank of
America NA SBPA), 0.29%,
1/03/11 (a)	700	700,000
North Carolina State Education
Assistance Authority, Refunding RB,
VRDN, Student Loan, Series A-2, AMT
(Royal Bank of Canada LOC), 0.36%,
1/07/11 (a)	600	600,000
North Carolina State University at
Raleigh, Refunding RB, VRDN,
Series B (Bayerische Landesbank
SBPA), 0.33%, 1/07/11 (a)	1,600	1,600,000
Piedmont Triad Airport Authority North
Carolina, RB, VRDN, Cessna Aircraft
Co. Project, AMT (Bank of America NA
LOC), 1.60%, 1/07/11 (a)	300	300,000
University of North Carolina at Chapel
Hill, Refunding RB, VRDN, Series B,
0.27%, 1/07/11 (a)	1,390	1,390,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	IDRB	Industrial Development Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	LOC	Letter of Credit
BAN	Bond Anticipation Notes	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
COP	Certificates of Participation	RB	Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010 1

BIF North Carolina Municipal Money Fund
Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina (concluded)
Vance County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, VRDN, HH Hunt
Manufacturing Facilities LLC Project,
AMT (Wells Fargo Bank NA LOC),
0.55%, 1/07/11 (a)	$ 1,260	$ 1,260,000
Wilson County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, VRDN,
Supreme/Murphy Truck Project, AMT
(Bank One Indiana NA LOC), 0.93%,
1/07/11 (a)	900	900,000
Yancey County Industrial Facilities &
Pollution Control Financing Authority,
RB, VRDN, Altec Industries Inc.
Project, AMT (Branch Banking & Trust
LOC), 0.43%, 1/07/11 (a)	2,300	2,300,000
44,578,628
Puerto Rico — 11.5%
Puerto Rico Highway & Transportation
Authority, Refunding RB, FLOATS,
VRDN, Series PT-3677 (Dexia Credit
Local Guarantee Agreement and
Liquidity Facility), 0.47%,
1/07/11 (a)(b) 5,780 5,780,000
Total Investments
(Cost - $50,358,628*) – 100.3%		50,358,628
Liabilities in Excess of Other Assets – (0.3)%		(127,524)
Net Assets – 100.0%	$50,231,104

* Cost for federal income tax purposes.

(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Municipal Bonds[1]	—	$ 50,358,628	—	$ 50,358,628

1 See above Schedule of Investments for values in the state or political subdivision.

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010

BIF Ohio Municipal Money Fund
Schedule of Investments December 31, 2010 (Unaudited) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio — 80.4%
Butler Technology & Career
Development School District, GO,
BAN, School Improvement, 1.50%,
3/17/11	$ 3,600	$ 3,606,701
City of Beachwood Ohio, GO, BAN,
Various Purpose Improvement, 1.50%,
8/11/11	2,100	2,110,829
City of Cleveland Ohio, Refunding RB,
VRDN, Series Q (Bank of America NA
LOC), 0.37%, 1/06/11 (a)	900	900,000
City of Columbus Ohio, RB, PUTTERS,
VRDN, Series 2456 (JPMorgan Chase
Bank Liquidity Facility), 0.34%,
1/06/11 (a)(b)(c)	1,400	1,400,000
City of Delaware Ohio, GO, BAN, Various
Purpose, 1.25%, 4/27/11	2,000	2,004,204
City of Hilliard Ohio, GO, BAN, Various
Purpose, 1.55%, 5/10/11	5,300	5,317,812
City of Independence Ohio, Refunding
RB, VRDN, Rockside Spectrum
Building (US Bank NA LOC), 0.36%,
1/06/11 (a)	1,535	1,535,000
City of Lebanon Ohio, GO, BAN, Water
System Improvement, 1.25%,
4/05/11	3,700	3,705,253
City of Marysville Ohio, GO, Wastewater
Treatment, 1.25%, 6/01/11	300	300,619
City of North Ridgeville Ohio, GO, BAN,
1.00%, 4/14/11	845	845,596
City of North Royalton Ohio, GO, BAN,
Various Purpose, 1.25%, 2/23/11	2,000	2,001,912
City of Pickerington Ohio, GO, BAN,
1.25%, 2/03/11	5,662	5,665,935
City of Salem Ohio, Refunding RB,
VRDN, Improvement, Salem
Community Hospital Project
(JPMorgan Chase Bank LOC), 0.30%,
1/06/11 (a)	2,605	2,605,000
City of Sharonville Ohio, GO, BAN,
1.25%, 7/14/11	3,740	3,749,905
City of Willoughby Ohio, GO, BAN,
Various Purpose Improvement, 1.25%,
10/07/11	800	804,640
Columbus City School District, GO, BAN,
School Facility Construction, 2.00%,
12/01/11	3,670	3,721,266
County of Allen Ohio, RB, VRDN, Catholic
Healthcare (a):
Series B (JPMorgan Chase & Co.
LOC), 0.28%, 1/03/11	7,170	7,170,000

	Par
Municipal Bonds	(000)	Value
Ohio (continued)
County of Allen Ohio, RB, VRDN, Catholic
Healthcare (a) (concluded):
Series C (Wachovia Bank NA LOC),
0.28%, 1/03/11	$ 2,500	$ 2,500,000
County of Butler Ohio, GO, BAN, Various
Purpose, 0.65%, 8/04/11	2,980	2,980,000
County of Butler Ohio, Refunding RB,
VRDN, Lifesphere Project (US Bank NA
LOC), 0.34%, 1/06/11 (a)	4,000	4,000,000
County of Cuyahoga Ohio, RB, VRDN,
Cleveland Clinic, Sub-Series B3 (Bank
of America NA SBPA), 0.28%,
1/03/11 (a)	3,600	3,600,000
County of Franklin Ohio, RB, VRDN,
Senior, St. George Commons
Apartments, AMT (Fannie Mae),
0.35%, 1/06/11 (a)	2,285	2,285,000
County of Lake Ohio, GO, BAN, Various
Purpose, 1.50%, 7/06/11	4,020	4,037,389
County of Miami Ohio, GO, BAN, Various
Purpose, 1.88%, 6/01/11	700	702,837
County of Montgomery Ohio, RB, VRDN,
Citywide Development Corp. Project,
AMT (JPMorgan Chase Bank LOC),
0.83%, 1/06/11 (a)(c)	600	600,000
County of Montgomery Ohio, Refunding
RB, VRDN, Catholic Health, Series B-2
(Bayerische Landesbank SBPA),
0.37%, 1/05/11 (a)	1,500	1,500,000
County of Trumbull Ohio, RB, VRDN,
Multi-Mode, McDonald Steel, AMT
(KeyBank NA LOC), 0.93%,
1/06/11 (a)	145	145,000
County of Trumbull Ohio, Refunding RB,
VRDN (a):
Ellwood Engineered, AMT (Wells
Fargo Bank NA LOC), 0.47%,
1/06/11	3,400	3,400,000
Shepherd (M&T Bank LOC,
Manufacturers & Traders SBPA),
0.34%, 1/05/11	13,865	13,865,000
Lorain County Port Authority, RB, VRDN,
St. Ignatius High School Project (US
Bank NA LOC), 0.33%, 1/06/11 (a)	1,425	1,425,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	LOC	Letter of Credit
AMT	Alternative Minimum Tax (subject to)	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
BAN	Bond Anticipation Notes	PUTTERS	Puttable Tax-Exempt Receipts
BHAC	Berkshire Hathaway Assurance Corp.	RB	Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreement
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010 1

BIF Ohio Municipal Money Fund
Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Ohio (concluded)
Ohio Air Quality Development Authority,
RB, VRDN, Ohio Valley Electric Corp.,
Series C (Bank of Tokyo-Mitsubishi
UFJ LOC), 0.32%, 1/06/11 (a)	$ 1,100	$ 1,100,000
Ohio Air Quality Development Authority,
Refunding RB, VRDN (a):
Cincinnati Gas & Electric, Series B,
0.60%, 1/05/11	1,100	1,100,000
Dayton Power & Light, Series A, AMT
(JPMorgan Chase Bank LOC),
0.32%, 1/05/11	600	600,000
Ohio HFA, RB, VRDN (a):
ROCS, Series II-R-11575 (Ginnie
Mae), 0.35%, 1/06/11 (b)(c)	200	200,000
Series H, AMT (Ginnie Mae
Insurance, Federal Home Loan
Bank SBPA), 0.36%, 1/05/11	1,200	1,200,000
Ohio HFA, Refunding RB, MERLOTS,
VRDN, Series A02, AMT (Ginnie Mae
Insurance, Bank of New York SBPA),
0.40%, 1/05/11 (a)(b)(c)	1,655	1,655,000
Ohio Higher Educational Facility
Commission, RB, VRDN, Eagle Tax-
Exempt Trust, Series 2007-0041,
Class A (BHAC Insurance, Citibank NA
Liquidity Facility), 0.36%,
1/06/11 (a)(b)(c)	7,000	7,000,000
Ohio State Water Development
Authority, Refunding RB, VRDN,
FirstEnergy Nuclear Generation Corp.
Project, Series B (Wells Fargo Bank
NA LOC), 0.28%, 1/03/11 (a)	21,050	21,050,000
Port of Greater Cincinnati Development
Authority, RB, VRDN, Sycamore
Township, Kenwood, Series A (Lasalle
Bank NA LOC), 0.33%, 1/06/11 (a)	3,000	3,000,000
State of Ohio, RB, VRDN, Universal
Forest Products Project, AMT
(JPMorgan Chase Bank LOC), 0.55%,
1/06/11 (a)(c)	2,700	2,700,000
State of Ohio, Refunding RB, VRDN,
Case Western Reserve University,
Series B-1 (Bank of America NA LOC),
0.31%, 1/03/11 (a)	3,050	3,050,000
State of Ohio, Wells Fargo Stage Trust,
Refunding RB, FLOATS, VRDN, Series
56C, 0.33%, 1/06/11 (a)(b)(c)	2,100	2,100,000
		133,239,898
Puerto Rico — 17.7%
Commonwealth of Puerto Rico, Austin
Trust, Refunding RB, VRDN
Certificates, Bank of America, Series
2008-355 (Bank of America NA LOC,
Bank of America NA SBPA), 0.52%,
1/06/11 (a)(b)(c)	3,400	3,400,000
Commonwealth of Puerto Rico, GO,
Refunding, VRDN, Public Improvement (a):
Series B (Wells Fargo Bank NA LOC),
0.22%, 1/03/11	12,100	12,100,000
Series C5 (AGM Insurance, Dexia
Credit Local SBPA), 0.33%,
1/06/11	10,800	10,800,000

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Puerto Rico Highway & Transportation
Authority, Refunding RB, FLOATS,
VRDN, Series PT-3677 (Dexia Credit
Local Guarantee Agreement and
Liquidity Facility), 0.47%,
1/06/11 (a)(b)(c)	$ 2,990 $	2,990,000
29,290,000
Total Investments
(Cost - $162,529,898*) – 98.1%		162,529,898
Other Assets Less Liabilities – 1.9%		3,111,395
Net Assets – 100.0%	$165,641,293

(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds[1]	—	$162,529,898	—	$ 162,529,898
[1]See above Schedule of Investments for values in the state or political subdivision.

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010

BIF Pennsylvania Municipal Money Fund
Schedule of Investments December 31, 2010 (Unaudited) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 94.7%
Allegheny County Hospital Development
Authority, RB, VRDN, University of
Pittsburgh Medical Center, Series B-2
(Deutsche Bank AG LOC), 0.25%,
1/07/11 (a)	$ 4,400	$ 4,400,000
Beaver County IDA, Refunding RB,
VRDN, FirstEnergy Nuclear, Series B
(FirstEnergy Solutions Guaranty
Agreement, Citibank NA LOC), 0.29%,
1/07/11 (a)	200	200,000
Chester County IDA, RB, VRDN, AMT
(Wells Fargo Bank NA LOC) (a):
Hankin Group, Series A, 0.55%,
1/07/11	1,780	1,780,000
West Vincent Association, Series B,
0.55%, 1/07/11	1,940	1,940,000
City of Philadelphia Pennsylvania,
Deutsche Bank SPEARS/LIFERS Trust,
RB, SPEARS, VRDN, Series DB-495,
AMT (AGC, Deutsche Bank AG
Guaranty Agreement), 0.36%,
1/07/11 (a)(b)	250	250,000
City of Philadelphia Pennsylvania, RB,
Third Series (AGM), 5.13%,
8/01/11 (c)	1,600	1,644,454
City of Philadelphia Pennsylvania, RB,
VRDN, 5th Series A-2 (JPMorgan
Chase Bank LOC, Bank of Nova Scotia
LOC), 0.31%, 1/07/11 (a)	1,500	1,500,000
City of Philadelphia Pennsylvania,
Refunding RB, VRDN, 8th Series C
(ScotiaBank LOC), 0.31%,
1/07/11 (a)	1,700	1,700,000
Commonwealth of Pennsylvania, GO,
ROCS, VRDN, Series II-R-11056
(Citibank NA Liquidity Facility), 0.34%,
1/07/11 (a)(b)(d)	300	300,000
County of Lehigh Pennsylvania,
Refunding RB, VRDN, Lehigh Valley
Health Network, Series C (Bank of
America NA LOC), 0.32%, 1/03/11 (a)	2,500	2,500,000

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Cumberland County Municipal Authority,
Refunding RB, VRDN, Asbury
Obligated Group (KBC Bank NV LOC),
0.33%, 1/07/11 (a)	$ 320	$ 320,000
Delaware County IDA Pennsylvania,
Refunding RB, VRDN, Resource
Recovery, Series C, 0.32%,
1/07/11 (a)	40	40,000
Delaware River Joint Toll Bridge
Commission, RB, VRDN, Series B-2
(Dexia Credit Local LOC), 0.39%,
1/07/11 (a)	770	770,000
Delaware River Port Authority,
Refunding RB, VRDN, Series A
(JPMorgan Chase Bank LOC), 0.32%,
1/07/11 (a)	800	800,000
Emmaus General Authority, RB, VRDN
(AGM Insurance, Wells Fargo Bank NA
SBPA), 0.38%, 1/07/11 (a)	4,800	4,800,000
Emmaus General Authority, Refunding
RB, VRDN, Local Government,
Series H-22 (US Bank NA LOC),
0.33%, 1/07/11 (a)	300	300,000
Haverford Township School District, GO,
Refunding, VRDN (TD Bank NA LOC),
0.34%, 1/07/11 (a)	700	700,000
Lancaster County Hospital Authority, RB,
VRDN, Landis Homes Retirement
Community Project (Manufacturers &
Traders LOC), 0.39%, 1/07/11 (a)	2,790	2,790,000
Montgomery County IDA Pennsylvania,
RB, VRDN (a):
Edmund Optical Manufacturing LLC
Project, AMT (Wells Fargo Bank NA
LOC), 0.55%, 1/07/11	1,415	1,415,000
Girl Scouts of Southeastern
Pennsylvania (TD Bank NA LOC),
0.31%, 1/07/11	305	305,000
Independent Support System
Project (Wells Fargo Bank NA LOC),
0.48%, 1/07/11	200	200,000
Valley Forge Baptist (Wells Fargo
Bank NA LOC), 0.48%, 1/07/11	1,585	1,585,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	IDRB	Industrial Development Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	LIFERS	Long Inverse Floating Exempt Receipts
AMT	Alternative Minimum Tax (subject to)	LOC	Letter of Credit
DRIVERS	Derivative Inverse Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	RB	Revenue Bonds
GO	General Obligation Bonds	ROCS	Reset Option Certificates
HFA	Housing Finance Agency	SBPA	Stand-by Bond Purchase Agreement
HUD	U.S. Department of Housing and Urban Development	SPEARS	Short Puttable Exempt Adjustable Receipts
IDA	Industrial Development Authority	TECP	Tax-Exempt Commercial Paper
		VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010 1

BIF Pennsylvania Municipal Money Fund
Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Montgomery County IDA Pennsylvania,
VRDN, Big Little Association Project,
Series A (Wells Fargo Bank NA LOC),
0.55%, 1/07/11 (a)	$ 970	$ 970,000
Moon IDA, RB, VRDN, Providence Point
Project (Bank of Scotland LOC),
0.34%, 1/07/11 (a)	620	620,000
Northampton County General Purpose
Authority, RB, VRDN, Lafayette College
Project (JPMorgan Chase Bank SBPA),
0.33%, 1/07/11 (a)	200	200,000
Northampton County IDA, IDRB, VRDN,
Libra Partners, AMT (Wells Fargo Bank
NA LOC), 0.55%, 1/07/11 (a)	4,400	4,400,000
Northampton County IDA, RB, VRDN,
AMT (Wells Fargo Bank NA LOC) (a):
D.G. Properties Inc. Project, 0.55%,
1/07/11	2,395	2,395,000
Nicos Polymers & Grinding, 0.55%,
1/07/11	1,560	1,560,000
Reale Associate Project, 0.50%,
1/07/11	540	540,000
Pennsylvania Economic Development
Financing Authority, RB, VRDN (a):
Evergreen Community Power
Facility, AMT (Manufacturers &
Traders LOC), 0.49%, 1/07/11	14,400	14,400,000
Homewood Retirement, Series E
(M&T Bank LOC), 0.39%, 1/07/11	1,285	1,285,000
Merck & Co., Inc., West Point
Project, AMT, 0.39%, 1/07/11	21,100	21,100,000
Penn Waste Inc. Project, AMT
(Manufacturers & Traders LOC),
0.44%, 1/07/11	3,325	3,325,000
Series C-1, AMT (Wells Fargo Bank
NA LOC), 0.55%, 1/07/11	1,000	1,000,000
Westrum Harleysville II Project, AMT
(Federal Home Loan Bank LOC),
0.38%, 1/07/11	3,000	3,000,000
Pennsylvania Economic Development
Financing Authority, Refunding RB,
VRDN, Sunoco Inc. Project, Series B
(JPMorgan Chase Bank LOC), 0.30%,
1/07/11 (a)	1,000	1,000,000
Pennsylvania HFA, JP Morgan Chase
PUTTERS/DRIVERS Trust, RB,
PUTTERS, VRDN, Series 3297, AMT
(JPMorgan Chase Bank Liquidity
Facility), 0.45%, 1/07/11 (a)(b)(d)	955	955,000
Pennsylvania HFA, RB, VRDN,
Series 95-C, AMT (Dexia Credit Local
SBPA), 0.33%, 1/07/11 (a)	1,200	1,200,000
Pennsylvania HFA, Refunding RB,
VRDN (a):
Rental Housing, Series B (HUD
Insurance, Bank of America NA
SBPA), 0.40%, 1/07/11	265	265,000
Series 99C, AMT (Dexia Credit Local
SBPA), 0.40%, 1/07/11	1,200	1,200,000
Pennsylvania State University,
Refunding RB, 5.25%, 8/15/11 (a)	400	412,228

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial
Development, RB, VRDN (a):
Chestnut Hill Academy (Wells Fargo
Bank NA LOC), 0.43%, 1/07/11	$ 3,400	$ 3,400,000
Comhar Inc. Project (Wells Fargo
Bank NA LOC), 0.43%, 1/07/11	3,405	3,405,000
Gift of Life Donor Program Project
(TD Bank NA LOC), 0.31%, 1/07/11	440	440,000
Henry H. Ottens Manufacturing
Project, AMT (Wells Fargo Bank NA
LOC), 0.55%, 1/07/11	560	560,000
Interim House West Project (Wells
Fargo Bank NA LOC), 0.48%,
1/07/11	950	950,000
Philadelphia Authority for Industrial
Development, Refunding RB, VRDN,
Liberty Lutheran Services Project
(Bank of America NA LOC), 0.31%,
1/07/11 (a)	4,000	4,000,000
Philadelphia Authority for Industrial
Development, VRDN, Lannett Co., Inc.
Project (Wells Fargo Bank NA LOC),
0.55%, 1/07/11 (a)	430	430,000
Philadelphia Hospitals & Higher
Education Facilities Authority,
Refunding RB, VRDN (a):
Children's Hospital of Philadelphia,
Series A (Bank of America NA
SBPA), 0.28%, 1/03/11	1,200	1,200,000
Children's Hospital of Philadelphia,
Series A (Wachovia Bank NA SBPA),
0.28%, 1/03/11	900	900,000
Children's Hospital Project, Series A
(JPMorgan Chase Bank SBPA),
0.28%, 1/03/11	1,100	1,100,000
Children's Hospital Project, Series B
(JPMorgan Chase Bank SBPA),
0.28%, 1/03/11	2,380	2,380,000
Pittsburgh Water & Sewer Authority,
Refunding RB, Sub-Series C-1A,
Mandatory Put Bonds (AGM
Insurance, Federal Home Loan Bank
LOC), 0.45%, 9/01/11 (a)	3,000	3,000,000
Southeastern Pennsylvania
Transportation Authority, Refunding
RB, 2.00%, 3/01/11	3,440	3,449,486
University of Pittsburgh Pennsylvania,
RB, 2.00%, 5/31/11	4,900	4,930,886
Venango IDA, TECP (Dexia Credit Local
SBPA), 0.46%, 1/04/11	3,000	3,000,000
Wilkins Area IDA Pennsylvania,
Refunding RB, VRDN, Fairview
Extended, Series B (Bank of America
NA LOC), 0.54%, 1/07/11 (a)	3,975	3,975,000
York County IDA Pennsylvania, RB,
VRDN, 495 Leasing Project, AMT
(Wells Fargo Bank NA LOC), 0.55%,
1/07/11 (a)	1,330	1,330,000

2 BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010

BIF Pennsylvania Municipal Money Fund
Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
York General Authority Pennsylvania,
RB, VRDN, Strand Capitol Arts Center
Project (Wells Fargo Bank NA LOC),
0.39%, 1/07/11 (a)	$ 1,180	$ 1,180,000
		129,697,054
Puerto Rico — 2.2%
Puerto Rico Highway & Transportation
Authority, Refunding RB, FLOATS,
VRDN, Series PT-3677 (Dexia Credit
Local Guarantee Agreement and
Liquidity Facility), 0.47%,
1/07/11 (a)(b) 2,990 2,990,000
Total Investments
(Cost - $132,687,054*) – 96.9%		132,687,054
Other Assets Less Liabilities – 3.1%		4,212,565
Net Assets – 100.0%	$136,899,619

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal
Bonds [1]	—	$132,687,054	—	$132,687,054
[1] See above Schedule of Investments for values in the state or political subdivision.

BIF MULTI-STATE MUNICIPAL SERIES TRUST DECEMBER 31, 2010 3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: February 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: February 25, 2011